     As filed with the Securities and Exchange Commission on April 29, 2008
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 69                                              [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 70                                                             [X]

                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 648-5300
                                 --------------

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

Copies of communications to:

Timothy W. Levin, Esq.       John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray LLP          Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

      / /   Immediately upon filing pursuant to paragraph (b)


      /X/   On April 29, 2008 pursuant to paragraph (b)



      / /   60 days after filing pursuant to paragraph (a)(1)


      / /   On (date) pursuant to paragraph (a)(1)

      / /   75 days after filing pursuant to paragraph (a)(2)

      / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   SCHWAB MUNICIPAL MONEY FUND TM


   SCHWAB VALUE ADVANTAGE MONEY FUND(R)


                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2008


   - Institutional Shares and Select Shares

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUND TM

SCHWAB VALUE ADVANTAGE
MONEY FUND(R)



       ABOUT THE FUNDS

          Schwab Municipal Money Fund..............................    2

          Schwab Value Advantage Money Fund(R).....................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Placing orders...........................................   12

          Placing orders through your intermediary.................   13

          Placing direct orders....................................   14

          Transaction policies.....................................   19

          Dividends and taxes......................................   21

SCHWAB MUNICIPAL MONEY FUND TM
Ticker symbols  Select Shares(R): SWLXX  Institutional Shares: SWOXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:


- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).


- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------



STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

2  Schwab Municipal Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                               Schwab Municipal Money Fund TM  3

PERFORMANCE

Below is a bar chart that shows the fund's Select Shares class performance (which varies from year to year). The table shows the performance of the fund's Select Shares and Institutional Shares and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


The fund's share classes, two of which are offered in this prospectus, have different minimum investments and different costs. For information on choosing a class, see the "Placing orders" section.


ANNUAL TOTAL RETURNS (%) as of 12/31

SELECT SHARES



[BAR CHART]



       0.92    2.10    3.13    3.37

        04      05      06      07

BEST QUARTER: 0.94% Q4 2005
WORST QUARTER: 0.17% Q1 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                                           Since
                                                               1 year   inception 1
-----------------------------------------------------------------------------------
SELECT SHARES                                                   3.37       2.16

INSTITUTIONAL SHARES                                            3.48       2.27


1 Inception: 6/2/03.

FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return for each share class.


FEE TABLE (%)


                                                      SELECT   INSTITUTIONAL
 SHAREHOLDER FEES                                    SHARES(R)  SHARES
 --------------------------------------------------------------------------------
                                                       NONE      NONE

 ANNUAL OPERATING EXPENSES (% of average net assets)
 --------------------------------------------------------------------------------
 Management fees                                       0.32      0.32
 Distribution (12b-1) fees                             None      None
 Other expenses                                        0.23      0.23
                                                     ------------------
 Total annual operating expenses                       0.55      0.55
 Less expense reduction                               (0.20)    (0.31)
                                                     ------------------
 NET OPERATING EXPENSES*                               0.35      0.24
                                                     ------------------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Select Shares and Institutional Shares to 0.35% and 0.24%, respectively, through 4/29/10.



EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
SELECT SHARES(R)           $36            $135           $266           $650
INSTITUTIONAL SHARES       $25            $112           $244           $628


   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

4  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Select Shares(R) and Institutional Shares for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).





                                            1/1/07-    1/1/06-    1/1/05-    1/1/04-    6/2/03 1-
SELECT SHARES                               12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income (loss)                 0.03       0.03       0.02      0.01       (0.00) 2
                                            -----------------------------------------------------------------

Less distributions:
  Distributions from net investment income    (0.03)     (0.03)     (0.02)    (0.01)      (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               3.37       3.13       2.10      0.92        0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                       0.35       0.35       0.35      0.35        0.35 4
  Gross operating expenses                     0.55       0.58       0.59      0.58        0.58 4
  Net investment income (loss)                 3.31       3.10       2.11      0.93        0.68 4

Net assets, end of period ($ X 1,000,000)     1,428      1,244        966       727         474



                                            1/1/07-    1/1/06-    1/1/05-    1/1/04-    6/2/03 1-
INSTITUTIONAL SHARES                        12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income (loss)                 0.03       0.03       0.02      0.01       (0.00) 2
                                            -----------------------------------------------------------------

Less distributions:
  Distributions from net investment income    (0.03)     (0.03)     (0.02)    (0.01)      (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               3.48       3.25       2.21      1.03        0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                       0.24       0.24       0.24      0.24        0.24 4
  Gross operating expenses                     0.55       0.58       0.59      0.58        0.58 4
  Net investment income (loss)                 3.41       3.21       2.20      1.08        0.80 4

Net assets, end of period ($ X 1,000,000)     3,840      2,494      1,783     1,459         718


1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

                                               Schwab Municipal Money Fund TM  5

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
Ticker symbols:  Institutional Shares: SWAXX  Select Shares(R): SWBXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------



STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:


- commercial paper, including asset-backed commercial paper and promissory notes


- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Value Advantage Money Fund(R)

                        This fund is designed for investors with higher cash balances interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                         Schwab Value Advantage Money Fund(R)  7

PERFORMANCE

Below is a bar chart that shows the fund's Institutional Shares class performance (which varies from year to year). The table shows the performance of the fund's Institutional Shares and Select Shares and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


The fund's share classes, two of which are offered in this prospectus, have different minimum investments and different costs. For information on choosing a class, see the "Placing orders" section.


ANNUAL TOTAL RETURNS (%) as of 12/31

INSTITUTIONAL SHARES


[BAR CHART]

       1.01    1.20    3.08    4.94    5.23

        03      04      05      06      07

BEST QUARTER: 1.31% Q3 2007
WORST QUARTER: 0.22% Q2 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                                                    Since
                                                               1 year   5 years   inception
-------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                            5.23     3.08       2.94 1
SELECT SHARES                                                   5.12      N/A       3.02 2


1 Inception: 7/1/02.

2 Inception: 2/28/03.

FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return for each share class.


FEE TABLE (%)


                                                                     INSTITUTIONAL   SELECT
SHAREHOLDER FEES                                                         SHARES      SHARES
-------------------------------------------------------------------------------------------
                                                                          None        None

ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------------------------------------
Management fees                                                           0.28        0.28
Distribution (12b-1) fees                                                 None        None
Other expenses                                                            0.06        0.17
                                                                        -------------------
Total annual operating expenses                                           0.34        0.45
Less expense reduction                                                   (0.10)      (0.10)
                                                                        -------------------
NET OPERATING EXPENSES*                                                   0.24        0.35
                                                                        -------------------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares to 0.24% and 0.35%, respectively, through 4/29/10.


EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                              1 year              3 years              5 years              10 years
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES           $25                  $ 88                 $170                 $411
SELECT SHARES(R)               $36                  $124                 $231                 $547


   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

8  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Select Shares(R) for its period of operations and the fund's Institutional Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).





                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    2/28/03 1-
SELECT SHARES                                            12/31/07   12/31/06   12/31/05   12/31/04    12/31/03
PER SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income (loss)                             0.05       0.05       0.03       0.01        0.01
                                                         -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income                    (0.05)     (0.05)     (0.03)     (0.01)      (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           5.12       4.82       2.96       1.09        0.72 2


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratio of average net assets:
  Net operating expenses                                   0.35       0.35       0.35       0.35        0.35 3
  Gross operating expenses                                 0.45       0.53       0.56       0.56        0.55 3
  Net investment income (loss)                             4.99       4.79       3.03       1.10        0.83 3

Net assets, end of period ($ X 1,000,000)                 7,453      5,158      2,325      1,209       1,013



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-     1/1/03-
INSTITUTIONAL SHARES                                     12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income (loss)                             0.05       0.05       0.03       0.01        0.01
                                                         -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income                    (0.05)     (0.05)     (0.03)     (0.01)      (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           5.23       4.94       3.08       1.20        1.01


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratio to average net assets:
  Net operating expenses                                   0.24       0.24       0.24       0.24        0.24
  Gross operating expenses                                 0.34       0.49       0.56       0.56        0.55
  Net investment income (loss)                             5.10       4.90       3.11       1.20        1.00

Net assets, end of period ($ X 1,000,000)                 4,748      3,817      1,929      1,054         720


1 Commencement of operations.


2 Not annualized.







3 Annualized.


                                         Schwab Value Advantage Money Fund(R)  9

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $236.6 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/07.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Fund(TM) and the Schwab Value Advantage Money Fund(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/07, these fees were 0.22% for the Schwab Municipal Money Fund and 0.18% for the Schwab Value Advantage Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of a reduction.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2007 semi-annual report, which covers the period from 1/1/07 through 6/30/07.

                  INVESTING IN THE FUNDS


                  On the following pages, you will find information on buying, selling and exchanging shares. You may invest in the funds through an intermediary by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds (intermediary orders). Eligible Investors (as defined herein) may invest directly in the funds by placing orders through the fund's sub-transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------

MUNICIPAL MONEY FUNDS are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

--------------------------------------------------------------------------------


PLACING ORDERS


The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.



The investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain intermediaries for providing distribution, marketing, promotional or other related services. The payments or discounts described by this paragraph may be substantial but are paid or discounted by the investment adviser and/or Schwab or its affiliates, not by a fund or its shareholders.


INVESTMENT MINIMUMS


CHOOSE A FUND AND A SHARE CLASS. Your choice may depend on the amount of your investment. Each fund has more than one share class, two of which are offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Value Advantage Shares, which are not offered in this prospectus. The Value Advantage Money Fund also offers Institutional Prime Shares, which is the fund's lowest expense share class. You may convert your Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Value Advantage Money Fund shares into Institutional Prime Shares if your account balance in the fund is at least $10,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares or Institutional Shares, the fund reserves the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.



                         MINIMUM INITIAL  MINIMUM ADDITIONAL  MINIMUM
                         INVESTMENT       INVESTMENT          BALANCE
-------------------------------------------------------------------------
SELECT SHARES(R)         $1,000,000       $1                  $1,000,000


INSTITUTIONAL SHARES     $3,000,000       $1                  $3,000,000


These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

12  Investing in the funds

DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.


OPTION           FEATURES
-----------------------------------------------------------------------
REINVESTMENT     All dividends are invested automatically in shares of
                 the fund.


CASH             You receive payment for all dividends.



PLACING ORDERS THROUGH YOUR INTERMEDIARY



When you place orders through an intermediary, you are not placing your orders directly with the funds and you must follow the intermediary's transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.



Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with the fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation is returned to and accepted by the fund's sub-transfer agent. The eligibility requirements and instructions for submitting an account application are set forth in the "Placing direct orders" section of the prospectus. If you do not exercise one of these options within ninety days, a fund reserves the right to redeem your shares.



BUYING SHARES THROUGH AN INTERMEDIARY



To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary. You may not place intermediary orders to purchase shares directly with the funds.

SELLING AND EXCHANGING SHARES THROUGH AN INTERMEDIARY

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


PLACING DIRECT ORDERS


INVESTOR ELIGIBILITY REQUIREMENTS FOR PLACING DIRECT ORDERS



Only Eligible Investors (as defined in this paragraph) may purchase shares directly from the funds' sub-transfer agent. ELIGIBLE INVESTORS include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Potential investors that are, or are investing on behalf of, natural persons are not Eligible Investors. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with the funds are subject to involuntary redemption by the funds.


METHODS FOR PLACING DIRECT ORDERS



The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described on this and the following pages. With every direct order, you must include your name, your account number, the fund's name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing telephone orders with the fund's sub-transfer agent.


14  Investing in the funds

OPENING AN ACCOUNT TO PLACE DIRECT ORDERS



You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund's shares. Eligible Investors must open an account with the fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent) prior to placing direct orders. You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.



DIRECT PURCHASES


INITIAL AND ADDITIONAL DIRECT PURCHASES BY WIRE



Subject to acceptance by the funds, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the sub-transfer agent. If you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938. You must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the sub-transfer agent in good order on or prior to the close of the fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.


INITIAL AND ADDITIONAL DIRECT PURCHASES BY MAIL



Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of a fund's shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the sub-transfer agent at the address above. Be sure to include your account number on your check.

Subject to acceptance by the funds, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the funds' sub-transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler's checks or money orders will be accepted by the funds.



DIRECT REDEMPTIONS AND EXCHANGES



When selling or exchanging shares directly, you should be aware of the following fund policies:



- The funds may take up to seven days to pay sale proceeds.



- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.



- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Fund TM that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.



- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.



- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


16  Investing in the funds

DIRECT REDEMPTIONS BY TELEPHONE


If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The funds and its service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

DIRECT REDEMPTIONS BY MAIL



You may redeem your fund shares by mail by sending a request letter to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.


ADDITIONAL DIRECT REDEMPTION INFORMATION



To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following:
U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the sub-transfer agent at 1-800-407-0256 for further details.

DIRECT EXCHANGE AND CONVERSION PRIVILEGES


Upon request, and subject to certain limitations, shares of a fund may be exchanged or converted into shares of any other Schwab Fund or Laudus MarketMasters Fund that is not a Sweep Investment. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting. Further, you must obtain and read the prospectus for the fund into which you are exchanging or converting prior to placing your order. A new account opened by exchange or conversion must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below.

The funds reserve the right to suspend or terminate the privilege of exchanging or converting shares of the funds by mail or by telephone at any time.

DIRECT EXCHANGES AND CONVERSIONS BY TELEPHONE



If you authorized the telephone redemption option in the account application, you may exchange or convert fund shares by telephone by calling the funds' sub-transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the fund from which and the fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Please note that the sub-transfer agent may act only on telephone instructions believed by the sub-transfer agent to be genuine. Please see the section entitled "Direct redemptions by telephone" for more information regarding transacting with the funds' sub-transfer agent via telephone.


DIRECT EXCHANGES AND CONVERSIONS BY MAIL



To exchange or convert fund shares by mail, simply send a letter of instruction to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged or converted; (c) the fund from and the fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and
(e) the signatures of all registered owners or authorized parties.


18  Investing in the funds

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To change or waive a fund's investment minimums.


- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.


- To withdraw or suspend any part of the offering made by this prospectus.

--------------------------------------------------------------------------------


POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, each fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, each fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of each fund's investments, and money market instruments in general, and each fund's intended purpose to serve as a short-term investment vehicle for shareholders, the funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide the funds with the right to reject any purchase or exchange orders by any investors for any reason, including orders which appear to be associated with market timing activities.


PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.


The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.



The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.



Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.


20  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS FROM THE VALUE ADVANTAGE MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, SOME SECURITIES IN WHICH THE FUNDS MAY INVEST PRODUCE INCOME THAT IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.


AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

THIS IS NOT PART OF THE PROSPECTUS



TO OUR DIRECT ORDER CLIENTS



A COMMITMENT TO YOUR PRIVACY



At Schwab Funds our most important asset is our relationship with you. We are honored that you have entrusted us with your financial affairs, and we are committed to safeguarding the privacy of information we maintain about you. Establishing and adhering to an effective privacy policy is an important part of that dedication. Below, you will find details about Schwab Funds' commitment to protecting your privacy, including the types of information we collect about you, and how we use and share that information. Our Privacy Policy applies only to those individual shareholders who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Schwab Funds, we consider you to be a customer of the Schwab Funds. Shareholders purchasing or owning shares of the Schwab Funds through their bank, broker, or other financial institution should consult that financial institution's privacy policies. If you own shares of the Schwab Funds through a third-party bank, broker or other financial institution, that third party's privacy policies will apply to you and ours will not.



YOUR PRIVACY IS NOT FOR SALE



Simply put, we do not and will not sell your personal information to anyone, for any reason, at any time.



HOW WE COLLECT INFORMATION ABOUT YOU



We collect personal information about you in a number of ways.



- APPLICATION AND REGISTRATION INFORMATION.



We collect information from you when you open an account. We may also collect information from consumer reporting agencies in the account-opening process. The information we collect may include your name, address, phone number, email address, Social Security number and date of birth.



- ACCOUNT HISTORY.



Once you have opened an account with Schwab Funds, we collect and maintain personal information about your account activity, including your transactions. This information allows us to administer your account.



- THIRD-PARTY INFORMATION PROVIDERS.



We may collect information about you from information services and consumer reporting agencies to verify your identity.



WEBSITE USAGE



When you visit our website, our computer may use devices known as "cookies," graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools enable us to recognize you when you return to our site, maintain your web session while you browse, as well as help us provide you with a better, more personalized experience.



HOW WE SHARE INFORMATION ABOUT YOU



We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:



- to help us maintain and process transactions for your account;



- when we use another company to provide services for us, such as printing and mailing your account statements;



- when we believe that disclosure is required or permitted under law.



For example, we may be required to disclose personal information to cooperate with regulatory or law enforcement authorities, to resolve consumer disputes, to perform credit/authentication checks, or for risk control.



STATE LAWS



We will comply with state laws that apply to the disclosure or use of information about you.



SAFEGUARDING YOUR INFORMATION, MAINTAINING YOUR TRUST



We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations. Companies we use to provide support services are not allowed to use information about our clients for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested. We restrict access to personal information by our officers, employees and agents. Our officers and employees are trained about privacy and are required to safeguard personal information. We maintain physical, electronic and procedural safeguards to protect personal information.



TEAMING UP AGAINST IDENTITY THEFT



Identity theft is a serious concern to all of us. Safeguarding information to help protect you from identity theft is our priority. Schwab Funds takes steps to protect you from identity theft by:



- utilizing client identification and authentication procedures before initiating transactions;



- ensuring our officers and employees are trained to safeguard personal information about you.



You can also help protect your identity and accounts. Here are a few steps to remember:



- Schwab Funds will never request your account number, login password, or Social Security number in either a non-secure or unsolicited email communication;



- shred documents that contain personal information;



- check your credit report regularly for unauthorized activity and protect your personal identification numbers (PINs) and personal data.



GREATER ACCURACY MEANS BETTER PROTECTION



We are committed to keeping accurate, up-to-date records to help ensure the integrity of the information we maintain about you. If you identify an inaccuracy in this information, or you need to make a change to it, please contact us promptly. Direct order Schwab Funds clients should call 1-800-407-0256.



A COMMITMENT TO KEEPING YOU INFORMED



We will provide you with advance notice of important changes to our information-sharing practices.



CONTACT US WITH QUESTIONS



If you have any questions or concerns, direct order Schwab Funds clients should call 1-800-407-0256.



(c) 2008 Schwab Funds(R). All rights reserved.

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.


   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.




   SEC FILE NUMBERS

    Schwab Municipal Money Fund TM            811-5954
    Schwab Value Advantage Money Fund(R)      811-5954





   REG23606FLD-09



SCHWAB MUNICIPAL MONEY FUND TM


SCHWAB VALUE ADVANTAGE MONEY FUND(R)



PROSPECTUS
April 30, 2008



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
   SCHWAB INVESTOR MONEY FUND TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2008

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM

SCHWAB INVESTOR MONEY FUND TM



       ABOUT THE FUNDS

          Schwab Retirement Advantage Money Fund...................    2

          Schwab Investor Money Fund...............................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Placing orders...........................................   12

          Placing orders through your intermediary.................   13

          Placing direct orders....................................   14

          Transaction policies.....................................   19

          Dividends and taxes......................................   21

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
TICKER SYMBOL  SWIXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

2  Schwab Retirement Advantage Money Fund TM

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                    Schwab Retirement Advantage Money Fund TM  3

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31






       5.26    4.90    6.12    3.96    1.48    0.74    0.95    2.81    4.67    4.96

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 1.57% Q3 2000
WORST QUARTER: 0.16% Q1 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.96     2.81       3.57


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.27
                                                                        -------
Total annual operating expenses                                           0.62
Less expense reduction                                                   (0.13)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.49
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% through 4/29/10.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $50                  $172                 $319                 $749


   Call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Retirement Advantage Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
                                                         12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.05       0.05       0.03       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.96       4.67       2.81       0.95       0.74


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.48       0.49       0.49       0.49       0.50
  Gross operating expenses                                  0.62       0.64       0.63       0.63       0.63
  Net investment income (loss)                              4.85       4.59       2.75       0.94       0.75
Net assets, end of period ($ X 1,000,000)                    946        802        571        680        766


                                    Schwab Retirement Advantage Money Fund TM  5

SCHWAB INVESTOR MONEY FUND TM
TICKER SYMBOL: SWRXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).
- Diversification: requirements for diversification limit the fund's exposure to any given issuer.
- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Investor Money Fund TM

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                                Schwab Investor Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




       5.03    4.68    5.90    3.75    1.30    0.58    0.77    2.63    4.50    4.82

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 1.52% Q3 2000
WORST QUARTER: 0.11% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.82     2.64       3.38


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.34
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.29
                                                                        -------
Total annual operating expenses                                           0.63
                                                                        -------



EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $64                  $202                 $351                 $786


   Call toll-free 1-800-435-4000 or visit www.schwab.com/schwabfunds for a current seven-day yield.

8  Schwab Investor Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
                                                         12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.05       0.04       0.03       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.05)     (0.04)     (0.03)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.82       4.50       2.63       0.77       0.58


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets
  Net operating expenses                                    0.62       0.67       0.67       0.66       0.66
  Gross operating expenses                                  0.63       0.67       0.67       0.66       0.66
  Net investment income (loss)                              4.71       4.50       2.61       0.76       0.58
Net assets, end of period ($ X 1,000,000)                  2,089      1,314        521        492        578


                                                Schwab Investor Money Fund TM  9

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $236.6 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/07.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Retirement Advantage Money Fund TM and Schwab Investor Money Fund TM. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/07, these fees were 0.21% for the Schwab Retirement Advantage Money Fund and 0.34% for the Schwab Investor Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of any reductions.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2007 semi-annual report, which covers the period from 1/1/07 through 6/30/07.

                  INVESTING IN THE FUNDS


                  On the following pages, you will find information on buying, selling and exchanging shares. You may invest in the funds through an intermediary by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds (intermediary orders). Eligible Investors (as defined herein) may invest directly in the funds by placing orders through the fund's sub-transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS


The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.



The investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain intermediaries for providing distribution, marketing, promotional or other related services. The payments or discounts described by this paragraph may be substantial but are paid or discounted by the investment adviser and/or Schwab or its affiliates, not by a fund or its shareholders.


INVESTMENT MINIMUMS

CHOOSE A FUND. Your choice may depend on the amount of your investment.


                          MINIMUM INITIAL   MINIMUM ADDITIONAL    MINIMUM
                          INVESTMENT        INVESTMENTS           BALANCE
---------------------------------------------------------------------------
RETIREMENT ADVANTAGE      $25,000           $1                    $25,000
  MONEY FUND TM

SCHWAB INVESTOR MONEY
  FUND TM


Participants in           $1                $1                    $1
  Employer-Sponsored
  Retirement Plans
  (Trading symbol:
  SWRXX)


Other Investors (Trading  $2,500            $500                  $2,500
  symbol: SW2XX)


These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION         FEATURES
-----------------------------------------------------------------------
REINVESTMENT   All dividends are invested automatically in shares of
               your fund.


CASH           You receive payment for all dividends.

12  Investing in the funds

PLACING ORDERS THROUGH YOUR INTERMEDIARY



When you place orders through an intermediary, you are not placing your orders directly with the funds and you must follow the intermediary's transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.



Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with the fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation is returned to and accepted by the fund's sub-transfer agent. The eligibility requirements and instructions for submitting an account application are set forth in the "Placing direct orders" section of the prospectus. If you do not exercise one of these options within ninety days, a fund reserves the right to redeem your shares.



BUYING SHARES THROUGH AN INTERMEDIARY



To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary. You may not place intermediary orders to purchase shares directly with the funds.

SELLING/EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.


PLACING DIRECT ORDERS



INVESTOR ELIGIBILITY REQUIREMENTS FOR PLACING DIRECT ORDERS



Only Eligible Investors (as defined in this paragraph) may purchase shares directly from the funds' sub-transfer agent. ELIGIBLE INVESTORS include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Potential investors that are, or are investing on behalf of, natural persons are not Eligible Investors. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with the funds are subject to involuntary redemption by the funds.



METHODS FOR PLACING DIRECT ORDERS



The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described on this and the following pages. With every direct order, you must include your name, your account number, the fund's name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing telephone orders with the fund's sub-transfer agent.


14  Investing in the funds

OPENING AN ACCOUNT TO PLACE DIRECT ORDERS



You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund's shares. Eligible Investors must open an account with the fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent) prior to placing direct orders. You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.



DIRECT PURCHASES



INITIAL AND ADDITIONAL DIRECT PURCHASES BY WIRE



Subject to acceptance by the funds, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the sub-transfer agent. If you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938. You must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the sub-transfer agent in good order on or prior to the close of the fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.



INITIAL AND ADDITIONAL DIRECT PURCHASES BY MAIL



Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of a fund's shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the sub-transfer agent at the address above. Be sure to include your account number on your check.



Subject to acceptance by the funds, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the funds' sub-transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler's checks or money orders will be accepted by the funds.



DIRECT REDEMPTIONS AND EXCHANGES



When selling or exchanging shares directly, you should be aware of the following fund policies:



- The funds may take up to seven days to pay sale proceeds.



- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.



- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Fund TM that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.



- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.



- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.



DIRECT REDEMPTIONS BY TELEPHONE



If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The funds and its service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions


16  Investing in the funds
and requiring some form of personal identification prior to acting upon instructions received by telephone.



DIRECT REDEMPTIONS BY MAIL



You may redeem your fund shares by mail by sending a request letter to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.



ADDITIONAL DIRECT REDEMPTION INFORMATION



To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following:
U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the sub-transfer agent at 1-800-407-0256 for further details.



DIRECT EXCHANGE PRIVILEGES



Upon request, and subject to certain limitations, shares of a fund may be exchanged into shares of any other Schwab Fund or Laudus MarketMasters Fund that is not a Sweep Investment. In order to exchange your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging. Further, you must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order. A new account opened by exchange must be established with the same name(s), address(es) and tax identification number(s) as the existing account.

All exchanges will be made based on the respective net asset values next determined following receipt of the request by a portfolio containing the information indicated below.



The funds reserve the right to suspend or terminate the privilege of exchanging shares of the funds by mail or by telephone at any time.



DIRECT EXCHANGES BY TELEPHONE



If you authorized the telephone redemption option in the account application, you may exchange fund shares by telephone by calling the funds' sub-transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged; (c) the name of the portfolio from which and the fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Please note that the sub-transfer agent may act only on telephone instructions believed by the sub-transfer agent to be genuine. Please see the section entitled "Direct redemptions by telephone" for more information regarding transacting with the portfolios' sub-transfer agent via telephone.



DIRECT EXCHANGES BY MAIL



To exchange fund shares by mail, simply send a letter of instruction to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged; (c) the portfolio from and the portfolio into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.


18  Investing in the funds

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Retirement Advantage Money Fund TM that are accepted by Schwab or the Charles Schwab Trust Company by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


Each fund's Board of Trustees has adopted polices and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To change or waive a fund's investment minimums.


- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.


- To withdraw or suspend any part of the offering made by this prospectus.

--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.



The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.



The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.



Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.


20  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

THIS IS NOT PART OF THE PROSPECTUS



TO OUR DIRECT ORDER CLIENTS



A COMMITMENT TO YOUR PRIVACY



At Schwab Funds our most important asset is our relationship with you. We are honored that you have entrusted us with your financial affairs, and we are committed to safeguarding the privacy of information we maintain about you. Establishing and adhering to an effective privacy policy is an important part of that dedication. Below, you will find details about Schwab Funds' commitment to protecting your privacy, including the types of information we collect about you, and how we use and share that information. Our Privacy Policy applies only to those individual shareholders who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Schwab Funds, we consider you to be a customer of the Schwab Funds. Shareholders purchasing or owning shares of the Schwab Funds through their bank, broker, or other financial institution should consult that financial institution's privacy policies. If you own shares of the Schwab Funds through a third-party bank, broker or other financial institution, that third party's privacy policies will apply to you and ours will not.



YOUR PRIVACY IS NOT FOR SALE



Simply put, we do not and will not sell your personal information to anyone, for any reason, at any time.



HOW WE COLLECT INFORMATION ABOUT YOU



We collect personal information about you in a number of ways.



- APPLICATION AND REGISTRATION INFORMATION.



We collect information from you when you open an account. We may also collect information from consumer reporting agencies in the account-opening process. The information we collect may include your name, address, phone number, email address, Social Security number and date of birth.



- ACCOUNT HISTORY.



Once you have opened an account with Schwab Funds, we collect and maintain personal information about your account activity, including your transactions. This information allows us to administer your account.



- THIRD-PARTY INFORMATION PROVIDERS.



We may collect information about you from information services and consumer reporting agencies to verify your identity.



WEBSITE USAGE



When you visit our website, our computer may use devices known as "cookies," graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools enable us to recognize you when you return to our site, maintain your web session while you browse, as well as help us provide you with a better, more personalized experience.



HOW WE SHARE INFORMATION ABOUT YOU



We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:



- to help us maintain and process transactions for your account;



- when we use another company to provide services for us, such as printing and mailing your account statements;



- when we believe that disclosure is required or permitted under law.



For example, we may be required to disclose personal information to cooperate with regulatory or law enforcement authorities, to resolve consumer disputes, to perform credit/authentication checks, or for risk control.



STATE LAWS



We will comply with state laws that apply to the disclosure or use of information about you.



SAFEGUARDING YOUR INFORMATION, MAINTAINING YOUR TRUST



We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations. Companies we use to provide support services are not allowed to use information about our clients for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested. We restrict access to personal information by our officers, employees and agents. Our officers and employees are trained about privacy and are required to safeguard personal information. We maintain physical, electronic and procedural safeguards to protect personal information.



TEAMING UP AGAINST IDENTITY THEFT



Identity theft is a serious concern to all of us. Safeguarding information to help protect you from identity theft is our priority. Schwab Funds takes steps to protect you from identity theft by:



- utilizing client identification and authentication procedures before initiating transactions;



- ensuring our officers and employees are trained to safeguard personal information about you.



You can also help protect your identity and accounts. Here are a few steps to remember:



- Schwab Funds will never request your account number, login password, or Social Security number in either a non-secure or unsolicited email communication;



- shred documents that contain personal information;



- check your credit report regularly for unauthorized activity and protect your personal identification numbers (PINs) and personal data.



GREATER ACCURACY MEANS BETTER PROTECTION



We are committed to keeping accurate, up-to-date records to help ensure the integrity of the information we maintain about you. If you identify an inaccuracy in this information, or you need to make a change to it, please contact us promptly. Direct order Schwab Funds clients should call 1-800-407-0256.



A COMMITMENT TO KEEPING YOU INFORMED



We will provide you with advance notice of important changes to our information-sharing practices.



CONTACT US WITH QUESTIONS



If you have any questions or concerns, direct order Schwab Funds clients should call 1-800-407-0256.



(c) 2008 Schwab Funds(R). All rights reserved.

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBERS

    Schwab Retirement Advantage Money
    Fund TM                                   811-5954
    Schwab Investor Money Fund TM             811-5954





   REG13854FLD-12


SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
SCHWAB INVESTOR MONEY FUND TM


PROSPECTUS
April 30, 2008


                                                           [CHARLES SCHWAB LOGO]

   SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus

   April 30, 2008


   - Schwab Value Advantage Money Fund(R) -- Investor Shares
   - Schwab AMT Tax-Free Money Fund TM -- Value Advantage Shares TM
   - Schwab Municipal Money Fund TM -- Value Advantage Shares TM

   - Schwab California AMT Tax-Free Money Fund TM -- Value Advantage Shares TM

   - Schwab California Municipal Money Fund TM -- Value Advantage Shares TM

   - Schwab New York AMT Tax-Free Money Fund TM -- Value Advantage Shares TM

     (formerly Schwab New York Municipal Money Fund  TM)

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB VALUE ADVANTAGE INVESTMENTS(R)



       ABOUT THE FUNDS

          Schwab Value Advantage Money Fund(R) -- Investor Shares..    2

          Schwab AMT Tax-Free Money Fund TM -- Value Advantage
          Shares TM................................................    6

          Schwab Municipal Money Fund TM -- Value Advantage
          Shares TM................................................   10

          Schwab California AMT Tax-Free Money Fund TM -- Value
          Advantage Shares TM......................................   14

          Schwab California Municipal Money Fund TM -- Value
          Advantage Shares TM......................................   19

          Schwab New York AMT Tax-Free Money Fund TM -- Value
          Advantage Shares TM......................................   24

          Fund management..........................................   28

       INVESTING IN THE FUNDS

          Placing orders...........................................   30

          Placing orders through your intermediary.................   31

          Placing direct orders....................................   32

          Transaction policies.....................................   37

          Dividends and taxes......................................   39

                  ABOUT THE FUNDS

                  The Schwab Value Advantage Investments(R) seek to provide competitive current yields while offering the liquidity and stability traditionally associated with money market mutual funds.


                  The Schwab Value Advantage Investments are designed to provide higher yields than Sweep Investments TM. In exchange for larger minimum investments, they offer lower fund operating expenses.



                  Dividends from the Schwab Municipal Money Fund TM and the state specific funds are generally exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund TM, Schwab California AMT Tax-Free Money Fund TM and Schwab New York AMT Tax-Free Money Fund are also generally exempt from the federal alternative minimum tax (AMT). Dividends from state-specific funds generally are exempt from the respective state's income tax as well.


* Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
Ticker symbol: Investor Shares: SWVXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Value Advantage Money Fund(R)

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                         Schwab Value Advantage Money Fund(R)  3

PERFORMANCE

Below are a chart and table showing how the fund's Investor Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


The fund has more than one share class, one of which is offered in this prospectus. Each share class has different investment minimums and different costs. For information on choosing a class, see the "Placing orders" section.


ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       5.35    5.01    6.22    4.05    1.55    0.80    0.98    2.86    4.72    5.01

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 1.60% Q4 2000
WORST QUARTER: 0.17% Q2 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                              1 year   5 years   10 years
---------------------------------------------------------
INVESTOR SHARES                5.01     2.86       3.64


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.28
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.27
                                                                        -------
Total annual operating expenses                                           0.55
Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.45
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $144                 $252                 $567


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Investor Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
INVESTOR SHARES                                          12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.05       0.05       0.03       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            5.01       4.72       2.86       0.98       0.80


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of average net assets:
  Net operating expenses                                    0.45       0.45       0.45       0.45       0.45
  Gross operating expenses                                  0.55       0.57       0.56       0.56       0.55
  Net investment income (loss)                              4.89       4.65       2.83       0.97       0.81
Net assets, end of period ($ X 1,000,000)                 43,248     33,206     24,112     23,365     28,860


                                         Schwab Value Advantage Money Fund(R)  5

SCHWAB AMT TAX-FREE MONEY FUND TM
Ticker symbol: Value Advantage Shares: SWWXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).
- Diversification: requirements for diversification limit the fund's exposure to any given issuer.
- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax
(AMT). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.


The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities or municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

6  Schwab AMT Tax-Free Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income that is not subject to AMT.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of a tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                            Schwab AMT Tax-Free Money Fund TM  7

PERFORMANCE


Below is a bar chart and table that shows the fund's Value Advantage Shares class performance (which varies from year to year) and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

                                                                               3.26

                                                                                07

BEST QUARTER: 0.83% Q3 2007
WORST QUARTER: 0.77% Q4 2007



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                Since
                                    1 year   inception 1
---------------------------------------------------------
VALUE ADVANTAGE SHARES               3.26        3.25



1 Inception: 11/6/06.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return for the share class.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.34
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.29
                                                                        --------
Total annual operating expenses                                           0.63
Less expense reduction                                                   (0.18)
                                                                        --------
NET OPERATING EXPENSES*                                                   0.45
                                                                        --------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                             1 year              3 years              5 years              10 years
--------------------------------------------------------------------------------------------------------------
VALUE ADVANTAGE
  SHARES                      $46                  $144                 $252                 $567


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab AMT Tax-Free Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Value Advantage Shares for the share class's period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    11/6/06 1-
VALUE ADVANTAGE SHARES                                   12/31/07    12/31/06
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00         1.00
                                                         -----------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income (loss)                             0.03         0.00 2
                                                         -----------------------------------------------------------------

Less distributions:
  Distributions from net investment income                (0.03)       (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00         1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           3.26         0.49 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                   0.45         0.44 4,5
  Gross operating expenses                                 0.63         0.68 4
  Net investment income (loss)                             3.19         3.22 4
Net assets, end of period ($ X 1,000,000)                 1,224           85



1 Per-share amount was less than $0.01.

2 Commencement of operations.

3 Not annualized.

4 Annualized.

5 The ratio of net operating expenses would have been 0.45%, if custody credits had not been included.


                                            Schwab AMT Tax-Free Money Fund TM  9

SCHWAB MUNICIPAL MONEY FUND TM
Ticker symbol:  Value Advantage Shares TM: SWTXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

10  Schwab Municipal Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                              Schwab Municipal Money Fund TM  11

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares(TM) performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


The fund has more than one share class, one of which is offered in this prospectus. Each share class has different investment minimums and different costs. For information on choosing a class, see the "Placing orders" section.


ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       3.14    2.91    3.75    2.45    1.12    0.68    0.81    2.00    3.03    3.27

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.99% Q4 2000
WORST QUARTER: 0.12% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                              1 year   5 years   10 years
---------------------------------------------------------
VALUE ADVANTAGE SHARES         3.27      1.95      2.31


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.32
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.23
                                                                        -------
Total annual operating expenses                                           0.55
Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.45
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $144                 $252                 $567


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Value Advantage Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
VALUE ADVANTAGE SHARES                                   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.03       0.03       0.02       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.03)     (0.03)     (0.02)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.27       3.03       2.00       0.81       0.68


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.45       0.45       0.45       0.45       0.45
  Gross operating expenses                                  0.55       0.58       0.59       0.58       0.58
  Net investment income (loss)                              3.22       2.98       1.97       0.80       0.68
Net assets, end of period ($ X 1,000,000)                  2,786      2,798      3,007      3,245      3,901


                                              Schwab Municipal Money Fund TM  13

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND TM


Ticker symbol:  Value Advantage Shares TM: SNKXX


--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


MONEY FUND REGULATIONS


Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:



- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).



- Diversification: requirements for diversification limit the fund's exposure to any given issuer.



- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------



STRATEGY



TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS.



These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax
(AMT), and California personal income tax. The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.



Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.



In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.



The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.



During unusual market conditions, the fund may invest in taxable money market securities or municipal securities whose interest is subject to AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.



14  Schwab California AMT Tax-Free Money Fund TM

                        This fund is designed for California taxpayers, especially those in higher tax brackets, who are seeking double tax-exempt income that is also exempt from the federal alternative minimum tax (AMT).



RISKS



INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.



YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.



THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.



THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental or court actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in



                                Schwab California AMT Tax-Free Money Fund TM  15
turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.



TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to AMT could generate taxable income.



THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.



16  Schwab California AMT Tax-Free Money Fund TM

PERFORMANCE



Because the fund is new, no performance figures are given. This information will appear in a future version of the fund's prospectus.



FUND FEES AND EXPENSES



The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.



FEE TABLE (%)



SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.38
                                                                        -------
Total annual operating expenses                                           0.73
Less expense reduction                                                   (0.27)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.46
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



EXAMPLE



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT



      1 year             3 years
--------------------------------------------------------------------------------
       $47                 $148



   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



                                Schwab California AMT Tax-Free Money Fund TM  17

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         11/1/07 1-
                                                          12/31/07
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                               0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                  (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                             1.00
                                                         -----------------------------------------------------------------
Total return (%)                                             0.36 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.46 4,5
  Gross operating expenses                                   0.73 4
  Net investment income (loss)                               2.72 4
Net assets, end of period ($ X 1,000,000)                     278



1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 The ratio of net operating expenses would have been 0.45% if tax expense had not been included.



18  Schwab California AMT Tax-Free Money Fund TM

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
Ticker symbol: Value Advantage Shares TM: SWKXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS.

These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.


The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

                                   Schwab California Municipal Money Fund TM  19

                        For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.



THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.


20  Schwab California Municipal Money Fund TM

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                   Schwab California Municipal Money Fund TM  21

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       2.84    2.62    3.22    2.19    1.03    0.66    0.79    1.96    2.99    3.21

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.86% Q4 2000
WORST QUARTER: 0.12% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                              1 year   5 years   10 years
---------------------------------------------------------
VALUE ADVANTAGE SHARES         3.21      1.92      2.15


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.32
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.24
                                                                        -------
Total annual operating expenses                                           0.56
Less expense reduction                                                   (0.11)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.45
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $144                 $252                 $567


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

22  Schwab California Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Value Advantage Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
VALUE ADVANTAGE SHARES                                   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.03       0.03       0.02       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.03)     (0.03)     (0.02)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.21       2.99       1.96       0.79       0.66


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of average net assets:
Net operating expenses                                      0.45       0.45       0.45       0.45       0.45
Gross operating expenses                                    0.56       0.58       0.59       0.59       0.59
Net investment income (loss)                                3.16       2.95       1.96       0.78       0.65
Net assets, end of period ($ X 1,000,000)                  5,267      4,201      3,240      2,825      3,061


                                   Schwab California Municipal Money Fund TM  23

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM


Ticker symbol: Value Advantage Shares TM: SWYXX


--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL INCOME TAX.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York State income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.


The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.



During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.


24  Schwab New York AMT Tax-Free Money Fund TM

                        For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.



THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                  Schwab New York AMT Tax-Free Money Fund TM  25

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]


       3.03    2.83    3.64    2.30    1.04    0.66    0.80    2.00    3.03    3.24

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.96% Q4 2000
WORST QUARTER: 0.12% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                              1 year   5 years   10 years
---------------------------------------------------------
VALUE ADVANTAGE SHARES         3.24     1.94       2.25


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.33
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.24
                                                                        -------
Total annual operating expenses                                           0.57
Less expense reduction                                                   (0.12)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.45
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $144                 $252                 $567


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

26  Schwab New York AMT Tax-Free Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Value Advantage Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/07-    1/1/06-    1/1/05-     1/1/04-     1/1/03-
VALUE ADVANTAGE SHARES                      12/31/07   12/31/06   12/31/05   12/31/04    12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00        1.00
                                            ------------------------------------------------------------------------------

Income from investment operations:
  Net investment income (loss)                 0.03       0.03       0.02       0.01        0.01
                                            ------------------------------------------------------------------------------

Less distributions:
  Distributions from net investment income    (0.03)     (0.03)     (0.02)     (0.01)      (0.01)
                                            ------------------------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00        1.00
                                            ------------------------------------------------------------------------------
Total return (%)                               3.24       3.03       2.00       0.80        0.66


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.45       0.45       0.45       0.45        0.45
  Gross operating expenses                     0.57       0.60       0.61       0.61        0.61
  Net investment income (loss)                 3.18       2.98       2.00       0.79        0.65
Net assets, end of period ($ X 1,000,000)     1,477      1,103        834        654         690


                                  Schwab New York AMT Tax-Free Money Fund TM  27

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $236.6 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 6.0 million shareholder accounts. (All figures on this page are as of 12/31/07.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/07, these fees were 0.18% for the Schwab Value Advantage Money Fund(R), 0.22% for the Schwab AMT Tax-Free Money Fund TM, 0.23% for the Schwab Municipal Money Fund TM, 0.07% for the Schwab California AMT Tax-Free Money Fund TM, 0.26% for the Schwab California Municipal Money Fund TM and 0.28% for the Schwab New York AMT Tax-Free Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2007 semi-annual report, which covers the period from 1/1/07 through 6/30/07.

                  INVESTING IN THE FUNDS


                  On the following pages, you will find information on buying, selling and exchanging shares. You may invest in the funds through an intermediary by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds (intermediary orders). Eligible Investors (as defined herein) may invest directly in the funds by placing orders through the fund's sub-transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.


The investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain intermediaries for providing distribution, marketing, promotional or other related services. The payments or discounts described by this paragraph may be substantial but are paid or discounted by the investment adviser and/or Schwab or its affiliates, not by a fund or its shareholders.


INVESTMENT MINIMUMS

MINIMUM INITIAL          MINIMUM ADDITIONAL
INVESTMENT               INVESTMENTS              MINIMUM BALANCE
-------------------------------------------------------------------------
$25,000 ($15,000 for     $500                     $20,000 ($15,000 for
IRA and custodial                                 IRA and custodial
accounts) 1                                       accounts)

1 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

Investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the minimum balance requirement.


The Value Advantage Money Fund and Municipal Money Fund each have more than one share class in addition to sweep shares, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Investor or Value Advantage
Shares TM. The Value Advantage Money Fund also offers Institutional Prime Shares, which is the fund's lowest expense share class. You may convert your Investor or Value Advantage Shares, which are offered in this prospectus, into Select Shares at any time if your account balance in the fund is at least $1,000,000. You may convert your Investor, Value Advantage or Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Value Advantage Money Fund shares into Institutional Prime Shares if your account balance in the fund is at least $10,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for your share class, the fund reserves the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Schwab.


30  Investing in the funds

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.


DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION        FEATURES
-----------------------------------------------------------------------
REINVESTMENT  All dividends are invested automatically in shares of your fund


CASH          You receive payment for all dividends


PLACING ORDERS THROUGH YOUR INTERMEDIARY



When you place orders through an intermediary, you are not placing your orders directly with the funds and you must follow the intermediary's transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.



Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with the fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation is returned to and accepted by the fund's sub-transfer agent. The eligibility requirements and instructions for submitting an account application are set forth in the "Placing direct orders" section of the prospectus. If you do not exercise one of these options within ninety days, a fund reserves the right to redeem your shares.

BUYING SHARES THROUGH AN INTERMEDIARY



To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary. You may not place intermediary orders to purchase shares directly with the funds.



SELLING AND EXCHANGING SHARES THROUGH AN INTERMEDIARY


To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.


PLACING DIRECT ORDERS



INVESTOR ELIGIBILITY REQUIREMENTS FOR PLACING DIRECT ORDERS



Only Eligible Investors (as defined in this paragraph) may purchase shares directly from the funds' sub-transfer agent. ELIGIBLE INVESTORS include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Potential investors that are, or are investing on behalf of, natural persons are not Eligible Investors. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with the funds are subject to involuntary redemption by the funds.



METHODS FOR PLACING DIRECT ORDERS



The methods for placing direct orders to purchase, redeem or exchange shares of the funds are described on this and the following pages. With every direct order, you must include your name, your account number, the fund's name and share class (if applicable), and the dollar amount you


32  Investing in the funds
would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing telephone orders with the fund's sub-transfer agent.



OPENING AN ACCOUNT TO PLACE DIRECT ORDERS



You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund's shares. Eligible Investors must open an account with the fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent) prior to placing direct orders. You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.



DIRECT PURCHASES



INITIAL AND ADDITIONAL DIRECT PURCHASES BY WIRE



Subject to acceptance by the funds, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the sub-transfer agent. If you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938. You must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the sub-transfer agent in good order on or prior to the close of the fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.



INITIAL AND ADDITIONAL DIRECT PURCHASES BY MAIL



Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of a fund's shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the sub-transfer agent at the address above. Be sure to include your account number on your check.

Subject to acceptance by the funds, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the funds' sub-transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler's checks or money orders will be accepted by the funds.



DIRECT REDEMPTIONS AND EXCHANGES



When selling or exchanging shares directly, you should be aware of the following fund policies:



- The funds may take up to seven days to pay sale proceeds.



- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.



- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Fund TM that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.



- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.



- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.



DIRECT REDEMPTIONS BY TELEPHONE



If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The funds and its service providers (including the sub-transfer agent,


34  Investing in the funds

Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.



DIRECT REDEMPTIONS BY MAIL



You may redeem your fund shares by mail by sending a request letter to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.



ADDITIONAL DIRECT REDEMPTION INFORMATION



To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following:
U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the sub-transfer agent at 1-800-407-0256 for further details.



DIRECT EXCHANGE AND CONVERSION PRIVILEGES



Upon request, and subject to certain limitations, shares of a fund may be exchanged or converted into shares of any other Schwab Fund or Laudus MarketMasters Fund that is not a Sweep Investment. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting. Further, you must obtain and read the prospectus for the fund into which you are exchanging or converting prior to placing your order. A new account opened by exchange or conversion must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below.



The funds reserve the right to suspend or terminate the privilege of exchanging or converting shares of the funds by mail or by telephone at any time.



DIRECT EXCHANGES AND CONVERSIONS BY TELEPHONE



If you authorized the telephone redemption option in the account application, you may exchange or convert fund shares by telephone by calling the funds' sub-transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the fund from which and the fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Please note that the sub-transfer agent may act only on telephone instructions believed by the sub-transfer agent to be genuine. Please see the section entitled "Direct redemptions by telephone" for more information regarding transacting with the funds' sub-transfer agent via telephone.



DIRECT EXCHANGES AND CONVERSIONS BY MAIL



To exchange or convert fund shares by mail, simply send a letter of instruction to the funds' sub-transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged or converted; (c) the fund from and the fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and
(e) the signatures of all registered owners or authorized parties.


36  Investing in the funds

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.



The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.



The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.



Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.


38  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS FROM THE VALUE ADVANTAGE MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The AMT Tax-Free Money Fund's and Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, SOME SECURITIES IN WHICH CERTAIN OF THE FUNDS MAY INVEST PRODUCE INCOME THAT IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund. Any fund's defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.


AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Value Advantage
    Investments(R)                            811-5954





   REG13852FLT-10


SCHWAB VALUE ADVANTAGE INVESTMENTS(R)


PROSPECTUS
April 30, 2008



                                                           [CHARLES SCHWAB LOGO]

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Value Advantage
    Investments(R)                            811-5954





   REG13852FLD-10


SCHWAB VALUE ADVANTAGE INVESTMENTS(R)


PROSPECTUS
April 30, 2008



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB ADVISOR CASH RESERVES(R)
   SWEEP INVESTMENTS

                                                               SCHWAB FUNDS LOGO

   Prospectus

   April 30, 2008


   - Schwab Advisor Cash Reserves(R) -- Sweep Shares and Premier Sweep Shares

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB ADVISOR CASH RESERVES(R)
SWEEP INVESTMENTS



       ABOUT THE FUND

          Strategy.................................................    2

          Risks....................................................    3

          Performance..............................................    4

          Fund fees and expenses...................................    4

          Financial highlights.....................................    5

          Fund management..........................................    6

       INVESTING IN THE FUND

          Buying/selling shares....................................    8

          Selling/exchanging shares................................    9

          Transaction policies.....................................   10

          Dividends and taxes......................................   12

                  ABOUT THE FUND

                  The Schwab Advisor Cash Reserves(R) seeks to provide a competitive current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  The fund invests exclusively in U.S. dollar-denominated money market investments.

                  The fund is designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

SCHWAB ADVISOR CASH RESERVES(R)
Ticker symbols   Sweep Shares: SWQXX   Premier Sweep Shares: SWZXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Advisor Cash Reserves(R)

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation
(FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                              Schwab Advisor Cash Reserves(R)  3

PERFORMANCE

Below is a bar chart that shows the fund's Sweep Shares performance (which varies from year to year). The table shows the performance of the fund's Sweep Shares and Premier Sweep Shares and how it averages out over time. This information gives some indication of the risks of an investment in the fund. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



SWEEP SHARES



[BAR CHART]

       2.63    4.47    4.78

        05      06      07

BEST QUARTER: 1.21% Q3 2007
WORST QUARTER: 0.46% Q1 2005



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                                           Since
                                                               1 year   inception(1)
------------------------------------------------------------------------------------
SWEEP SHARES                                                    4.78        3.65
PREMIER SWEEP SHARES                                            4.86        3.75


1 Inception: 8/19/04.


   To obtain the current seven-day yield, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return for each share class.

FEE TABLE (%)


                                                                                  PREMIER
                                                                         SWEEP     SWEEP
SHAREHOLDER FEES                                                         SHARES    SHARES
------------------------------------------------------------------------------------------
                                                                          None      None

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------------------
Management fees                                                           0.31      0.31
Distribution (12b-1) fees                                                 None      None
Other expenses                                                            0.44      0.44
                                                                        -----------------
Total annual operating expenses                                           0.75      0.75
Less expense reduction                                                   (0.09)    (0.16)
                                                                        -----------------
NET OPERATING EXPENSES*                                                   0.66      0.59
                                                                        -----------------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Sweep Shares and Premier Sweep Shares to 0.66% and 0.59%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                              1 year              3 years              5 years              10 years
----------------------------------------------------------------------------------------------------
SWEEP SHARES                   $67                  $211                 $368                 $822
PREMIER SWEEP SHARES           $60                  $189                 $329                 $738


   Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.

4  Schwab Advisor Cash Reserves(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    8/19/04- 1
SWEEP SHARES                                             12/31/07   12/31/06   12/31/05   12/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                             0.05       0.04       0.03        0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                (0.05)     (0.04)     (0.03)      (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           4.78       4.47       2.63        0.45 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.66       0.68       0.69        0.69 4
  Gross operating expenses                                 0.75       0.84       0.85        0.85 4
  Net investment income (loss)                             4.67       4.48       2.65        1.30 4
Net assets, end of period ($ X 1,000,000)                 6,416      5,222      1,898       1,271



                                                         1/1/07-    1/1/06-    1/1/05-    8/19/04- 1
PREMIER SWEEP SHARES                                     12/31/07   12/31/06   12/31/05   12/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00      1.00        1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.05       0.04      0.03        0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.05)     (0.04)    (0.03)      (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00      1.00        1.00
                                                         -----------------------------------------------------------------
Total Return (%)                                            4.86       4.57      2.73        0.48 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.59       0.59      0.59        0.59 4
  Gross operating expenses                                  0.75       0.84      0.85        0.85 4
  Net investment income (loss)                              4.74       4.56      2.75        1.41 4
Net assets, end of period ($ X 1,000,000)                 15,023     10,784     3,728       2,344


1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

                                              Schwab Advisor Cash Reserves(R)  5

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $236.6 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/07.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Advisor Cash Reserves(R). As compensation for these services, the firm is entitled to receive a management fee from the fund. For the 12 months ended 12/31/07, these fees were 0.22% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effect of reductions.



                  A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's 2007 semi-annual report, which covers the period from 1/1/07 through 6/30/07.

                  INVESTING IN THE FUND

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please contact Schwab.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

If you have questions, please contact your investment advisor or Signature Service Alliance TM team at 1-800-515-2157. Other clients should call 1-800-435-4000 or visit www.schwab.com.

The investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain intermediaries for providing distribution, marketing, promotional or other related services. The payments or discounts described by this paragraph may be substantial but are paid or discounted by the investment adviser and/or Schwab or its affiliates, not by the fund or its shareholders.

8  Investing in the fund

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if your Schwab account is closed for any reason.

- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

10  Investing in the fund

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the fund or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.



The fund or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.



The fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.



Customer identification and verification is part of the fund's overall obligation to deter money laundering under Federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the fund is required to withhold such proceeds.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND'S DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

12  Investing in the fund

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the fund's holdings and detailed financial information about the fund. Annual reports also contain information from the fund's managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157, if applicable. Other clients should call 1-800-435-4000. In addition, you may visit www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual report or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Advisor Cash Reserves(R)
    Sweep Investments                         811-5954





   REG27100FLD-05


SCHWAB ADVISOR CASH RESERVES(R)
SWEEP INVESTMENTS


PROSPECTUS
April 30, 2008



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MONEY FUNDS
   SWEEP INVESTMENTS(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus

   April 30, 2008



   - Schwab Money Market Fund TM

   - Schwab Government Money Fund TM
   - Schwab U.S. Treasury Money Fund TM

   - Schwab Cash Reserves TM


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MONEY FUNDS

SWEEP INVESTMENTS(R)



       ABOUT THE FUNDS

          Schwab Money Market Fund TM..............................    2

          Schwab Government Money Fund TM..........................    6

          Schwab U.S. Treasury Money Fund TM.......................   10

          Schwab Cash Reserves TM..................................   14

          Fund management..........................................   18

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   20

          Selling/exchanging shares................................   20

          Transaction policies.....................................   21

          Dividends and taxes......................................   23

                  ABOUT THE FUNDS

                  The Schwab Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.


                  All of the funds invest exclusively in money market investments. The Schwab Money Market Fund TM and Schwab Cash Reserves TM Fund have greater investment risk but higher yield potential than the Schwab Government Money Fund TM, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund TM. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.


                  The funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

SCHWAB MONEY MARKET FUND TM
Ticker symbol: SWMXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Money Market Fund TM

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                                  Schwab Money Market Fund TM  3

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       4.99    4.64    5.84    3.73    1.23    0.50    0.68    2.56    4.40    4.72

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 1.51% Q4 2000
WORST QUARTER: 0.09% Q4 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                               1 year   5 years   10 years
------------------------------------------------------------------------------------------
FUND                                                            4.72      2.56      3.32


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.31
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.42
                                                                        -------
Total annual operating expenses                                           0.73
Less expense reduction                                                   (0.01)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.72
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.72% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



EXAMPLE



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT



      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $74                  $230                 $401                 $894


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Money Market Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
                                                         12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.05       0.04       0.03       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.05)     (0.04)     (0.03)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.72       4.40       2.56       0.68       0.50


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.72       0.74       0.74       0.75       0.75
  Gross operating expenses                                  0.73       0.79       0.78       0.78       0.78
  Net investment income (loss)                              4.62       4.24       2.52       0.67       0.50
Net assets, end of period ($ X 1,000,000)                 19,584     21,762     42,552     44,023     49,079


                                                  Schwab Money Market Fund TM  5

SCHWAB GOVERNMENT MONEY FUND TM
Ticker symbol SWGXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, SUCH AS:

- U.S. Treasury bills, notes and bonds

- other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and Sallie Mae

- repurchase agreements

Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Government Money Fund TM

                        This fund is designed for investors looking for competitive money market returns provided by a portfolio of U.S. government securities.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                              Schwab Government Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       4.88    4.50    5.69    3.63    1.20    0.48    0.65    2.52    4.37    4.55

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 1.48% Q4 2000
WORST QUARTER: 0.09% Q2 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.55     2.50       3.23


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.33
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.42
                                                                        -------
Total annual operating expenses*                                          0.75



* Schwab and the investment adviser have agreed to limit the fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.75% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



EXAMPLE



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT



      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $77                  $240                 $417                 $930


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Government Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                            1/1/07-    1/1/06-    1/1/05-     1/1/04-     1/1/03-
                                            12/31/07   12/31/06   12/31/05   12/31/04    12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00      1.00        1.00        1.00
                                            -----------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income (loss)                 0.04       0.04      0.03        0.01      0.00 1
                                            -----------------------------------------------------------------

Less distributions:
  Distributions from net investment income    (0.04)     (0.04)    (0.03)      (0.01)      (0.00) 1
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00      1.00        1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               4.55       4.37      2.52        0.65        0.48

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                       0.74       0.75      0.75        0.75        0.75
  Gross operating expenses                     0.75       0.84      0.83        0.83        0.83
  Net investment income (loss)                 4.41       4.31      2.49        0.64        0.49

Net assets, end of period ($ X 1,000,000)     7,544      3,513     2,471       2,535       2,838


1 Per-share amount was less than $0.01.

                                              Schwab Government Money Fund TM  9

SCHWAB U.S. TREASURY MONEY FUND TM
Ticker symbol: SWUXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND TYPICALLY INVESTS EXCLUSIVELY IN SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes, and bonds. The fund will notify its shareholders at least 60 days before changing this policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The manager may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.) However, during unusual market conditions, the fund may make investments that are not exempt from state and local income taxes as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

10  Schwab U.S. Treasury Money Fund TM

                        With substantially all of its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Government guarantees on securities the fund owns do not extend to the shares of the fund itself. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                          Schwab U.S. Treasury Money Fund TM  11

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       4.69    4.25    5.40    3.61    1.15    0.49    0.62    2.36    4.18    4.15

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 1.42% Q4 2000
WORST QUARTER: 0.09% Q1 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                               1 year   5 years   10 years
------------------------------------------------------------------------------------------
FUND                                                            4.15      2.35       3.08


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.33
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.42
                                                                        -------
Total annual operating expenses                                           0.75
Less expense reduction                                                   (0.15)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.60
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $61                  $192                 $335                 $750


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab U.S. Treasury Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                            1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
                                            12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                0.04       0.04       0.02       0.01       0.00 1
                                            -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income   (0.04)     (0.04)     (0.02)     (0.01)     (0.00)1
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              4.15       4.18       2.36       0.62       0.49

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.60       0.62       0.64       0.65       0.65
  Gross operating expenses                    0.75       0.83       0.83       0.82       0.82
  Net investment income (loss)                3.90       4.10       2.32       0.61       0.49
Net assets, end of period ($ X 1,000,000)    9,967      3,538      3,574      3,811      4,046


1 Per-share amount was less than $0.01.

                                          Schwab U.S. Treasury Money Fund TM  13

SCHWAB CASH RESERVES TM


Ticker symbol:  Sweep Shares: SWSXX


--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


MONEY FUND REGULATIONS


Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:



- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).



- Diversification: requirements for diversification limit the fund's exposure to any given issuer.



- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------



STRATEGY



TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:



- commercial paper, including asset-backed commercial paper and promissory notes



- certificates of deposit and time deposits



- variable- and floating-rate debt securities



- bank notes and bankers' acceptances



- repurchase agreements



- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)



All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.



In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.



The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.



14  Schwab Cash Reserves TM

                        This fund is designed for investors interested in competitive money market returns.



RISKS



INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.



YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.



THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation
(FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.



THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.



                                                     Schwab Cash Reserves TM  15

PERFORMANCE



Below are a chart and table showing the fund's performance (which varies from year to year) and how it averages out over time. This information gives some indication of the risks of an investment in the fund. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.



ANNUAL TOTAL RETURNS (%) as of 12/31





[BAR CHART]

       2.65    4.50    4.77

        05      06      07

BEST QUARTER: 1.21% Q3 2007
WORST QUARTER: 0.46% Q1 2005



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                                           Since
                                                               1 year   inception(1)
------------------------------------------------------------------------------------
FUND                                                            4.77        3.64



1 Inception: 8/12/04.



FUND FEES AND EXPENSES



The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.



FEE TABLE (%)



SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.31
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.43
                                                                        -------
Total annual operating expenses                                           0.74
Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.67
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) to 0.67% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



EXAMPLE



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT



      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $68                  $214                 $373                 $835



   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



16  Schwab Cash Reserves TM

FINANCIAL HIGHLIGHTS



This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/07-    1/1/06-    1/1/05-    8/12/04-(1)
                                            12/31/07   12/31/06   12/31/05    12/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00      1.00         1.00
                                            -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                 0.05       0.04      0.03         0.00(2)
                                            -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income    (0.05)     (0.04)    (0.03)       (0.00)(2)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00      1.00         1.00
                                            -----------------------------------------------------------------
Total return (%)                               4.77       4.50      2.65         0.46(3)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.68       0.69      0.69         0.69(4)
  Gross operating expenses                     0.74       0.82      0.92         1.05(4)
  Net investment income (loss)                 4.66       4.59      2.90         1.24(4)
Net assets, end of period ($ X 1,000,000)    26,162     16,738       822          140


1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                     Schwab Cash Reserves TM  17

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $236.6 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/07.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/07, these fees were 0.30% for the Schwab Money Market Fund TM, 0.32% for the Schwab Government Money Fund TM, 0.18% for the Schwab U.S. Treasury Money Fund TM and 0.25% for the Schwab Cash Reserves TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2007 semi-annual report, which covers the period from 1/1/07 through 6/30/07.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

SELLING/EXCHANGING SHARES

WHEN SELLING OR EXCHANGING SHARES, PLEASE BE AWARE OF THE FOLLOWING POLICIES:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.


20  Investing in the funds

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.
- To redeem your shares if your Schwab account is no longer eligible for the fund.
- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
- To change or waive a fund's investment minimums.
- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity, and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.



The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.



The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.



Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.


22  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are exempt from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Money Funds Sweep
    Investments(R)                            811-5954





   REG13850FLD-11


SCHWAB MONEY FUNDS SWEEP INVESTMENTS(R)


PROSPECTUS
April 30, 2008



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB VALUE ADVANTAGE MONEY FUND(R)--
   INSTITUTIONAL PRIME SHARES TM

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2008


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--

INSTITUTIONAL PRIME SHARES TM


                                                ABOUT THE FUND

                                                  Strategy..........................    2

                                                  Risks.............................    3

                                                  Performance.......................    4

                                                  Fund fees and expenses............    4

                                                  Fund management...................    6

                                                INVESTING IN THE FUND

                                                  Placing direct orders.............    8

                                                  Placing intermediary orders.......   10

                                                  Transaction policies..............   13

                                                  Dividends and taxes...............   16

SCHWAB VALUE ADVANTAGE MONEY FUND (R)
Ticker symbol:  Institutional Prime Shares:  SNAXX

--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------



STRATEGY



TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:


- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Value Advantage Money Fund(R)

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD AND, IN UNUSUAL CIRCUMSTANCES, POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                         Schwab Value Advantage Money Fund(R)  3

PERFORMANCE


Below is a bar chart and table that shows the fund's Institutional Prime Shares class performance (which varies from year to year) and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.



The fund's share classes, one of which is offered in this prospectus, have different minimum investments and different costs. For information on choosing a class, see the "Placing orders" section.



ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       5.26

                                                                                07

BEST QUARTER: 1.32% Q3 2007
WORST QUARTER: 1.27% Q4 2007


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07


                                                 Since
                                      1 year   inception
--------------------------------------------------------
INSTITUTIONAL PRIME SHARES             5.26     5.20 1



1 Inception: 10/05/06.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor in the Institutional Prime Shares class. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for the share class.

FEE TABLE (%)


                                                                                  INSTITUTIONAL
SHAREHOLDER FEES                                                                   PRIME SHARES
-----------------------------------------------------------------------------------------------
                                                                                       None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------------------
Management fees                                                                        0.28
Distribution (12b-1) fees                                                              None
Other expenses                                                                         0.04
                                                                                  -------------
Total annual operating expenses                                                        0.32
Less expense reduction                                                                (0.11)
                                                                                  -------------
NET OPERATING EXPENSES*                                                                0.21
                                                                                  -------------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Prime Shares to 0.21% through 4/29/10.


EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                          1 year              3 years              5 years              10 years
------------------------------------------------------------------------------------------------
INSTITUTIONAL
  PRIME SHARES             $22                  $80                  $157                 $384



   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Direct Schwab Funds Shareholders should call 1-800-407-0256. Other clients should call 1-800-435-4000.


4  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's Institutional Prime Shares financial history for the class's period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/07-    10/5/06(1)-
INSTITUTIONAL PRIME SHARES                               12/31/07    12/31/06
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00        1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.05        0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Distribution from investment income                      (0.05)      (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            5.26        1.25 (2)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.21        0.21 (3)
  Gross operating expenses                                  0.32        0.36 (3)
  Net investment income (loss)                              5.12        5.18 (3)
Net assets, end of period ($ X 1,000,000)                  4,235       1,693


1 Commencement of operations.

2 Not annualized.

3 Annualized.

                                         Schwab Value Advantage Money Fund(R)  5

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $236.6 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and Laudus Funds. The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/07.)



                  As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/07, the fee was 0.18% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amounts paid, including the effects of reductions.



                  A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's 2007 semi-annual report, which covers the period from 1/1/07 through 6/30/07.

                  INVESTING IN THE FUND

                  On the following pages, you will find information on buying, selling and exchanging Institutional Prime Shares. There are two ways to invest. You may invest directly in the fund by placing orders through the fund's sub-transfer agent (direct orders) or you may invest in the fund through an intermediary (intermediary orders) by placing orders through your brokerage account at Charles Schwab & Co. Inc. (Schwab), or through another broker/dealer, investment professional, 401(k) plan or other employee benefit plan, bank or other financial intermediary (intermediary). It is important to note that only direct orders provide same day settlement.

                  You may invest using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes included as well.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT TO PLACE DIRECT ORDERS

To place direct orders, you must open an account with the fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent). You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
--------------------------------------------------------------------------------


PLACING DIRECT ORDERS

INVESTMENT MINIMUMS FOR DIRECT ORDERS

              MINIMUM INITIAL   MINIMUM ADDITIONAL  MINIMUM
              INVESTMENT        INVESTMENT          BALANCE
-----------------------------------------------------------
INSTITUTIONAL $10,000,000       $1                  NONE
PRIME SHARES

The fund has four share classes, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The fund's Institutional Prime Shares have the lowest expenses.


DISTRIBUTION OPTIONS


The account application lists two options for dividends. If you don't indicate a choice, you will receive the investment option.

OPTION             FEATURES
-------------------------------------------------------------------------
REINVESTMENT       All dividends are invested automatically in shares of
                   the fund.

CASH               You receive payment for all dividends.

METHODS FOR PLACING DIRECT ORDERS


The methods for placing direct orders to purchase or redeem shares of the Schwab Value Advantage Money Fund -- Institutional Prime Shares are described below. With every direct order, you must include your name, your account number, the fund name and share class, and the dollar amount you would like to purchase or redeem. There are no exchange privileges for shares purchased directly from the fund. You cannot place direct orders by mail and cannot pay for purchases by check. In addition, you must authorize the telephone redemption option in the account application (and such authorization must be accepted by the fund) prior to placing direct orders with the fund's sub-transfer agent.

BUYING SHARES

INITIAL PURCHASES BY WIRE


Subject to acceptance by the fund, you may make your initial purchase of Institutional Prime Shares by wiring federal funds to the sub-transfer agent. The fund offers same day settlement on initial purchase orders that satisfy the following conditions which must occur in the order stated: (1) if you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938, (2) you must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions, and (3) your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.

8  Investing in the fund

ADDITIONAL PURCHASES BY WIRE


You may make additional purchases by wire. The fund also offers same day settlement on certain additional purchases by wire. To receive same day settlement, you must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) to place your order and to receive wire instructions. Your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier.

SELLING SHARES

REDEMPTIONS BY TELEPHONE


Redemption orders can only be placed by telephone. You may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The fund and its service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

ADDITIONAL REDEMPTION INFORMATION


To protect you, the fund and its service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion

Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the fund's sub-transfer agent at 1-800-407-0256 for further details.

The fund may take up to seven days to pay sales proceeds.

The fund may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission (SEC), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the fund to dispose of its securities or to determine the value of its net assets fairly, or during any other period permitted by the SEC for the protection of investors.

The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

PLACING INTERMEDIARY ORDERS

When you place orders to purchase, redeem or exchange shares through your Schwab account or through your account at another intermediary, you are not placing your order directly with the fund, and you must follow Schwab's or the other intermediary's transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cutoff times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transactions fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The fund is not responsible for the failure of your intermediary to carry out its responsibilities.

10  Investing in the fund

BUYING SHARES

To purchase shares of the fund through an intermediary, place your orders through your Schwab account or through an account at another intermediary. Shares purchased through your Schwab account or through your account at another intermediary are not available on a same-day settlement basis.

INVESTMENT MINIMUMS FOR INTERMEDIARY ORDERS

              MINIMUM INITIAL   MINIMUM ADDITIONAL  MINIMUM
              INVESTMENT        INVESTMENT          BALANCE
---------------------------------------------------------------
INSTITUTIONAL $10,000,000       $1                  $10,000,000
PRIME SHARES

The fund has four share classes, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The fund's Institutional Prime Shares have the lowest expenses. Please note that the minimum balance requirements are different for direct orders and intermediary orders.


These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.


DISTRIBUTION OPTIONS

The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION             FEATURES
-------------------------------------------------------------------------
REINVESTMENT       All dividends are invested automatically in shares of
                   the fund.


CASH               You receive payment for all dividends.

METHODS FOR PLACING DIRECT ORDERS


PLACE YOUR ORDER. Please contact your intermediary to learn how to place orders.

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The fund may take up to seven days to pay sale proceeds.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

12  Investing in the fund

--------------------------------------------------------------------------------
THE FUND RESERVES CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if your balance falls below the share class minimum balance requirement, if applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's or share class' investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

If you place an order through your Schwab account or through your account at another intermediary, please consult with that intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with the fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive your orders prior to a specified cut-off-time.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by the fund or its shareholders.

NEXT-DAY SETTLEMENT

Orders that are placed through your Schwab account or through your account at another intermediary generally settle on the next business day. Intermediary orders to buy shares that are accepted no later than the close of the fund on a given day (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Intermediary orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.

SAME-DAY SETTLEMENT

The fund also offers same-day settlement for certain orders to purchase Institutional Prime Shares placed directly with the funds sub-transfer agent, as described in the section "Methods for placing direct orders." Orders that satisfy these conditions will generally receive that business day's dividend.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity, and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION.


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.



The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.


14  Investing in the fund

The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.



Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

16  Investing in the fund

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the fund's holdings and detailed financial information about the fund. Annual reports also contain information from the fund's managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER


    Schwab Value Advantage Money
    Fund(R) --
    Institutional Prime Shares TM              811-5954






   REG35679FLD--03



SCHWAB VALUE ADVANTAGE MONEY FUND(R) -

INSTITUTIONAL PRIME SHARES TM


PROSPECTUS
April 30, 2008



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MUNICIPAL MONEY FUNDS
   SWEEP INVESTMENTS TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2008

   - Schwab AMT Tax-Free Money Fund TM -- Sweep Shares
   - Schwab Municipal Money Fund TM -- Sweep Shares
   - Schwab California Municipal Money Fund TM -- Sweep Shares
   - Schwab New York AMT Tax-Free Money Fund TM -- Sweep Shares (formerly Schwab New York Municipal Money Fund TM)
   - Schwab New Jersey AMT Tax-Free Money Fund TM -- Sweep Shares (formerly Schwab New Jersey Municipal Money Fund TM)
   - Schwab Pennsylvania Municipal Money Fund TM -- Sweep Shares
   - Schwab Massachusetts AMT Tax-Free Money Fund TM -- Sweep Shares (formerly Schwab Massachusetts Municipal Money Fund TM)

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUNDS



       ABOUT THE FUNDS

          Schwab AMT Tax-Free Money Fund TM -- Sweep Shares........    2

          Schwab Municipal Money Fund TM -- Sweep Shares...........    6

          Schwab California Municipal Money Fund TM -- Sweep
          Shares...................................................   10

          Schwab New York AMT Tax-Free Money Fund TM -- Sweep
          Shares...................................................   15

          Schwab New Jersey AMT Tax-Free Money Fund TM -- Sweep
          Shares...................................................   19

          Schwab Pennsylvania Municipal Money Fund TM -- Sweep
          Shares...................................................   23

          Schwab Massachusetts AMT Tax-Free Money Fund TM -- Sweep
          Shares...................................................   27

          Fund management..........................................   31

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   33

          Selling/exchanging shares................................   33

          Transaction policies.....................................   34

          Dividends and taxes......................................   36

                  ABOUT THE FUNDS

                  The Schwab Municipal Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  Because these funds invest in municipal money market securities, their dividends generally are exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund TM, Schwab New York AMT Tax-Free Money Fund TM, Schwab New Jersey AMT Tax-Free Money Fund TM and Schwab Massachusetts AMT Tax-Free Money Fund TM are also generally exempt from the federal alternative minimum tax (AMT). Dividends from the state-specific funds generally are exempt from the respective state's income tax as well.

                  The sweep shares of the funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

* Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB AMT TAX-FREE MONEY FUND TM
Ticker symbol: Sweep Shares: SWFXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax
(AMT). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

2  Schwab AMT Tax-Free Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking federally tax-exempt income that is also exempt from the federal alternative minimum tax (AMT).

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of a tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                            Schwab AMT Tax-Free Money Fund TM  3

PERFORMANCE

Below are a chart and a table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance. Because the fund's original strategy was to invest primarily in municipal securities of a single state, its performance prior to June 23, 2006, does not reflect the fund's current strategy and may have been different if it did.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       2.78    3.62    2.32    0.96    0.46    0.60    1.81    2.83    3.07

        99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.95% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07



                                                                                    Since
                                                             1 year   5 years    inception 1
---------------------------------------------------------------------------------------------
SWEEP SHARES                                                  3.07     1.75        2.12


1 Inception: 3/18/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.34
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.41
                                                                        -------
Total annual operating expenses                                           0.75
Less expense reduction                                                   (0.13)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.62
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.62% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $63                  $199                 $346                 $774


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab AMT Tax-Free Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's Sweep Shares financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
SWEEP SHARES                                12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                0.03       0.03       0.02       0.01       0.00 1
                                            -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income   (0.03)     (0.03)     (0.02)     (0.01)     (0.00) 1
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              3.07       2.83       1.81       0.60       0.46

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.63       0.65       0.65       0.66       0.64
  Gross operating expenses                    0.75       0.86       0.85       0.85       0.85
  Net investment income (loss)                3.02       2.77       1.78       0.59       0.47
Net assets, end of period ($ x 1,000,000)    1,680      1,045      1,973      1,905      1,804


1 Per-share amount less than $0.01.


                                            Schwab AMT Tax-Free Money Fund TM  5

SCHWAB MUNICIPAL MONEY FUND TM
Ticker symbol: Sweep Shares: SWXXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

6  Schwab Municipal Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                               Schwab Municipal Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       2.92    2.70    3.53    2.23    0.91    0.46    0.60    1.79    2.83    3.12

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07


                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   3.12     1.76       2.10


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None
ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.32
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.36
                                                                        -------
Total annual operating expenses                                           0.68
Less expense reduction                                                   (0.06)
                                                                        -------
NET OPERATING EXPENSES*                                                  0.62**
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.62% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



** Due to a voluntary waiver by Schwab and the investment adviser, the "net operating expenses" of the Sweep Shares equaled 0.59% during the fund's prior fiscal year.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $63                  $199                 $346                 $774


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
SWEEP SHARES                                             12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.03       0.03       0.02       0.01      (0.00) 1
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.03)     (0.02)     (0.01)     (0.00) 1
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.12       2.83       1.79       0.60       0.46


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.59       0.64       0.65       0.66       0.66
  Gross operating expenses                                  0.68       0.81       0.82       0.81       0.81
  Net investment income (loss)                              3.07       2.79       1.77       0.60       0.46
Net assets, end of period ($ X 1,000,000)                  8,491      7,230      7,467      7,563      7,494


1 Per-share amount was less than $0.01.


                                               Schwab Municipal Money Fund TM  9

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
Ticker symbol:  Sweep Shares: SWCXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

10  Schwab California Municipal Money Fund TM

                        For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

                                   Schwab California Municipal Money Fund TM  11

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

12  Schwab California Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       2.64    2.42    3.02    1.99    0.83    0.46    0.59    1.76    2.79    3.02

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.81% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07


                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   3.02     1.72       1.95


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.32
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.37
                                                                        -------
Total annual operating expenses                                           0.69
Less expense reduction                                                   (0.09)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.60
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $61                  $192                 $335                 $750


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                   Schwab California Municipal Money Fund TM  13

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
SWEEP SHARES                                             12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.03       0.03       0.02       0.01       0.01 1
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.03)     (0.03)     (0.02)     (0.01)     (0.00) 1
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.02       2.79       1.76       0.59       0.46


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios of average net assets:
  Net operating expenses                                    0.63       0.64       0.65       0.65       0.65
  Gross operating expenses                                  0.69       0.82       0.82       0.82       0.82
  Net investment income (loss)                              2.98       2.77       1.74       0.58       0.45
Net assets, end of period ($ X 1,000,000)                  5,745      4,539      4,134      4,147      4,169


1 Per-share amount was less than $0.01.


14  Schwab California Municipal Money Fund TM

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM
Ticker symbol:  Sweep Shares: SWNXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York State income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.
During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                  Schwab New York AMT Tax-Free Money Fund TM  15

                        For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

16  Schwab New York AMT Tax-Free Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]



       2.78    2.59    3.39    2.06    0.80    0.41    0.56    1.78    2.82    3.03

        98      99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.90% Q4 2000
WORST QUARTER: 0.06% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07


                                                               1 year   5 years   10 years
------------------------------------------------------------------------------------------
SWEEP SHARES                                                    3.03     1.71       2.02


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.33
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.37
                                                                        -------
Total annual operating expenses                                           0.70
Less expense reduction                                                   (0.05)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.65
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $208                 $362                 $810


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                  Schwab New York AMT Tax-Free Money Fund TM  17

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
SWEEP SHARES                                             12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.03       0.03       0.02       0.01       0.00 1
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.03)     (0.02)     (0.01)     (0.00) 1
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.03       2.82       1.78       0.56       0.41


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                    0.65       0.65       0.66       0.69       0.69
  Gross operating expenses                                  0.70       0.84       0.84       0.84       0.84
  Net investment income (loss)                              2.98       2.80       1.75       0.55       0.41
Net assets, end of period ($ X 1,000,000)                  1,561      1,217      1,031      1,073      1,038


1 Per-share amount was less than $0.01.

18  Schwab New York AMT Tax-Free Money Fund TM

SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND TM
Ticker symbol: Sweep Shares: SWJXX


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey gross income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT; however, this would not prevent the fund from investing in such securities as a temporary defensive measure discussed below.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.



--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY GROSS INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                Schwab New Jersey AMT Tax-Free Money Fund TM  19

                        For New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW JERSEY AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

20  Schwab New Jersey AMT Tax-Free Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]



       2.58    3.38    2.13    0.84    0.43    0.57    1.80    2.82    3.02

        99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.89% Q4 2000
WORST QUARTER: 0.06% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07


                                                   Since
                             1 year   5 years   inception 1
------------------------------------------------------------
SWEEP SHARES                  3.02     1.72         2.03


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.41
                                                                        -------
Total annual operating expenses                                           0.76
Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.66
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $67                  $211                 $367                 $822


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                Schwab New Jersey AMT Tax-Free Money Fund TM  21

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
                                                         12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                             0.03       0.03       0.02       0.01       0.00 1
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                (0.03)     (0.03)     (0.02)     (0.01)     (0.00) 1
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           3.02       2.82       1.80       0.57       0.43


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                   0.66 2     0.65       0.65       0.65       0.65
  Gross operating expenses                                 0.76       0.88       0.86       0.86       0.86
  Net investment income (loss)                             2.96       2.78       1.78       0.57       0.43
Net assets, end of period ($ X 1,000,000)                   726        513        472        448        463


1 Per-share amount was less than $0.01.


2 The ratio of net operating expenses would have been 0.65%, if tax expense had not been included.


22  Schwab New Jersey AMT Tax-Free Money Fund TM

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM
Ticker symbol:  Sweep Shares: SWEXX


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                 Schwab Pennsylvania Municipal Money Fund TM  23

                        For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE COMMONWEALTH OF PENNSYLVANIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

24  Schwab Pennsylvania Municipal Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       2.71    3.57    2.20    0.87    0.49    0.62    1.82    2.85    3.06

        99      00      01      02      03      04      05      06      07

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.08% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07


                                                                                     Since
                                                               1 year   5 years   inception(1)
----------------------------------------------------------------------------------------------
FUND                                                            3.06     1.76         2.11


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.42
                                                                        -------
Total annual operating expenses                                           0.77
Less expense reduction                                                   (0.12)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.65
                                                                        -------



* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $208                 $362                 $810


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                 Schwab Pennsylvania Municipal Money Fund TM  25

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    1/1/03-
                                                         12/31/07   12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.03       0.03       0.02       0.01       0.00 1
                                                         -----------------------------------------------------------------
Less distributions:
  Distributions from net investment income                 (0.03)     (0.03)     (0.02)     (0.01)     (0.00) 1
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.06       2.85       1.82       0.62       0.49


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65       0.65       0.65       0.65       0.65
  Gross operating expenses                                  0.77       0.89       0.88       0.86       0.87
  Net investment income (loss)                              3.00       2.81       1.82       0.62       0.48
Net assets, end of period ($ X 1,000,000)                    525        412        378        346        328


1 Per-share amount was less than $0.01.


26  Schwab Pennsylvania Municipal Money Fund TM

SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND
Ticker symbol Sweep Shares: SWDXX

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM MASSACHUSETTS ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT, except as a temporary defensive measure as discussed below.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND MASSACHUSETTS PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------


                                Schwab Massachusetts AMT Tax-Free Money Fund  27

                        For Massachusetts taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF AN INVESTMENT DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, AND IN UNUSUAL CIRCUMSTANCES POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF MASSACHUSETTS AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, THE FUND MAY BE MORE SENSITIVE TO ADVERSE ECONOMIC, BUSINESS OR POLITICAL DEVELOPMENTS. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

28  Schwab Massachusetts AMT Tax-Free Money Fund

PERFORMANCE

Below are a chart and table showing the fund's Sweep Shares performance (which varies over time) and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       0.64    1.78    2.81    3.04

        04      05      06      07

BEST QUARTER: 0.78% Q2 2007
WORST QUARTER: 0.10% Q1 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/07


                                                                           Since
                                                               1 year   inception 1
-----------------------------------------------------------------------------------
SWEEP SHARES                                                    3.04        1.85


1 Inception: 5/16/03.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.43
                                                                        -------
Total annual operating expenses                                           0.78
Less expense reduction                                                   (0.13)
                                                                        -------
NET OPERATING EXPENSES*                                                   0.65
                                                                        -------



* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $208                 $362                 $810


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                Schwab Massachusetts AMT Tax-Free Money Fund  29

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/07-    1/1/06-    1/1/05-    1/1/04-    5/16/03 1-
                                                         12/31/07   12/31/06   12/31/05   12/31/04    12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                              0.03       0.03       0.02       0.01        0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.03)     (0.02)     (0.01)      (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.04       2.81       1.78       0.64        0.30 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                    0.65       0.65       0.63       0.60        0.51 4,5
  Gross operating expenses                                  0.78       0.90       0.87       0.86        0.86 4
  Net investment income (loss)                              2.99       2.77       1.76       0.63        0.48 4
Net assets, end of period ($ X 1,000,000)                    543        399        351        386         363


1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense ratio by an additional 0.09%.


30  Schwab Massachusetts AMT Tax-Free Money Fund

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $236.6 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 6 million shareholder accounts. (All figures on this page are as of 12/31/07.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/07, these fees were 0.22% for the Schwab AMT Tax-Free Money Fund TM, 0.23% for the Schwab Municipal Money Fund TM, 0.26% for the Schwab California Municipal Money Fund TM, 0.28% for the Schwab New York AMT Tax-Free Money Fund TM, 0.25% for the Schwab New Jersey AMT Tax-Free Money Fund TM, 0.23% for the Schwab Pennsylvania Municipal Money Fund TM and 0.22% for the Schwab Massachusetts AMT Tax-Free Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2007 semi-annual report, which covers the period from 1/1/07 through 6/30/07.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

MUNICIPAL MONEY FUNDS are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.

- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.
Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholders purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

34  Investing in the funds

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the funds or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.



The funds or your financial intermediary are required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.



The funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.



Customer identification and verification is part of the funds' overall obligation to deter money laundering under Federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the funds or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

SOME FUNDS MAY HAVE TAX CONSEQUENCES. The AMT Tax-Free Money Fund's and Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, SOME SECURITIES IN WHICH CERTAIN OF THE FUNDS MAY INVEST MAY PRODUCE INCOME THAT IS SUBJECT TO THE AMT. To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund. Any fund's defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.


AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

36  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Municipal Money Funds --
    Sweep Investments TM                      811-5954




   REG13851FLD-12

SCHWAB MUNICIPAL MONEY FUNDS --
SWEEP INVESTMENTS TM

PROSPECTUS
April 30, 2008


                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION


SCHWAB INVESTOR MONEY FUND TM                SCHWAB MONEY MARKET FUND TM


SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM    SCHWAB GOVERNMENT MONEY FUND TM

SCHWAB VALUE ADVANTAGE MONEY FUND(R)         SCHWAB U.S. TREASURY MONEY FUND TM


SCHWAB ADVISOR CASH RESERVES TM              SCHWAB CASH RESERVES



                                 APRIL 30, 2008



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated April 30, 2008 (as amended from time to time).


To obtain a free copy of any of the prospectuses, please contact Schwab Funds(R) at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at: http://www.schwab.com/schwabfunds.


Each fund is a series of The Charles Schwab Family of Funds (the "Trust"). The Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the "Schwab Funds(R)".



The funds' audited financial statements from the funds' annual reports for the fiscal year ended December 31, 2007, are incorporated by reference into this SAI. A copy of a fund's 2007 annual report is delivered with the SAI.


                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS..........................................................2
MANAGEMENT OF THE FUNDS.......................................................13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................22
INVESTMENT ADVISORY AND OTHER SERVICES........................................23
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................27
DESCRIPTION OF THE TRUST......................................................32
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS.........................................................33
TAXATION......................................................................35
APPENDIX A -- RATINGS OF INVESTMENT SECURITIES................................39
APPENDIX B -- DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES...............40


                                                                   REG38770 - 03

                  INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES,
                        SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


Each of the Schwab Government Money Fund TM, Schwab U.S. Treasury Money Fund TM, Schwab Money Market Fund TM, Schwab Value Advantage Money Fund(R), Schwab Retirement Advantage Money Fund TM, Schwab Investor Money Fund TM, Schwab Cash Reserves and Schwab Advisor Cash Reserves TM seeks the highest current income consistent with stability of capital and liquidity.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.

A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund.


The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.


The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES

Under normal circumstances, the Schwab U.S. Treasury Money Fund TM will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes and bonds. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes.

Under normal circumstances, the Schwab Government Money Fund TM will invest at least 80% of its net assets in U.S. government securities including repurchase agreements that are fully collateralized by U.S. government securities. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of the policy, net assets means net assets plus any borrowings for investment purposes.

                                                                   REG38770 - 03

Each of the Schwab Money Market Fund TM, Schwab Value Advantage Money Fund(R), Schwab Retirement Advantage Money Fund TM, Schwab Investor Money Fund TM,
Schwab Cash Reserves and Schwab Advisor Cash Reserves TM seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.

Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

For purposes of a fund's concentration policy, the fund will determine the industry classification of asset-backed securities based upon the investment adviser's evaluation of the risks associated with an investment in the underlying assets. For example, asset-backed securities whose underlying assets share similar economic characteristics because, for example, they are funded (or supported) primarily from a single or similar source or revenue stream will be classified in the same industry sector. In contrast, asset-backed securities whose underlying assets represent a diverse mix of industries, business sectors and/or revenue streams will be classified into distinct industries based on their underlying credit and liquidity structures. A fund will limit its investments in each identified industry to less than 25% of its net assets.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

                                                                   REG38770 - 03

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. However, the funds, except for the Schwab U.S. Treasury Money Fund TM and Schwab Government Money Fund TM, reserve the freedom of action to invest up to 100% of their assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the funds have determined to be subject to the same regulation as U.S. banks).

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

                                                                   REG38770 - 03

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. Each fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The

                                                                   REG38770 - 03
liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING. The SEC has granted an exemption to the Schwab Funds that permits the funds to borrow money from and/or lend money to other Schwab Funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

A fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

                                                                   REG38770 - 03

QUALITY OF INVESTMENTS. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments made by money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management by combining shareholders'

                                                                   REG38770 - 03
money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab Fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when Schwab and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.

TEMPORARY DEFENSIVE INVESTMENTS. During unusual market conditions, the Schwab U.S. Treasury Money Fund TM may make investments that are not exempt from state and local income taxes as a temporary defensive measure.

U.S. GOVERNMENT SECURITIES. Many of the U.S. government securities that the funds may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause fund's share price or yield to fall.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always

                                                                   REG38770 - 03
unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY A VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING SHARES.

SCHWAB MONEY MARKET FUND TM, SCHWAB GOVERNMENT MONEY FUND TM, SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM AND SCHWAB INVESTOR MONEY FUND TM MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                                                   REG38770 - 03

(8) Purchase securities or make investments other than in accordance with its investment objectives and policies.

SCHWAB U.S. TREASURY MONEY FUND TM, SCHWAB CASH RESERVES AND SCHWAB ADVISOR CASH RESERVES TM MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:

(1) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                                                   REG38770 - 03

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

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the diversification requirements set forth above.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

                                                                   REG38770 - 03

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

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(2) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(3)   Invest more than 10% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does

                                                                   REG38770 - 03
not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                            MANAGEMENT OF THE FUNDS

The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.


Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of December 31, 2007, included 61 funds.



The tables below provide information about the trustees and officers for the Trust, which includes funds in this SAI. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2007, the Fund Complex included 72 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.


                                                                   REG38770 - 03

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


Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:



------------------------------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH, AND                                                   NUMBER OF
 POSITION(S) WITH THE TRUST;                                             PORTFOLIOS IN FUND
 (TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATIONS DURING THE PAST   COMPLEX OVERSEEN BY
      OF TIME SERVED 1)                       FIVE YEARS                    THE TRUSTEE                OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Mariann Byerwalter              Chairman of JDN Corporate Advisory               72           Board 1 -- Director, Redwood
1960                            LLC.                                                          Trust, Inc.
Trustee
(Trustee of CSFF since 2000.)                                                                 Board 2 -- Director, PMI Group,
                                                                                              Inc.

------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan                   Senior Fellow: The Hoover Institution            61           Board 1 -- Director, Gilead
1947                            at Stanford University; Stanford                              Sciences, Inc.
Trustee                         Institute for Economic Policy
(Trustee of CSFF since 2008.)   Research; Professor of Public Policy,                         Board 2 -- Director, Monaco Coach
                                Stanford University                                           Corporation

                                                                                              Board 3 -- Director, Venture
                                                                                              Lending and Leasing, Inc.

------------------------------------------------------------------------------------------------------------------------------------
William A. Hasler               Dean Emeritus, Haas School of                    72           Board 1 -- Director, Mission West
1941                            Business, University of California,                           Properties.
Trustee                         Berkeley.  Until February 2004,
(Trustee of CSFF since 2000.)   Co-Chief Executive Officer, Aphton                            Board 2 -- Director, TOUSA.
                                Corp. (bio-pharmaceuticals).  Prior
                                to August 1998, Dean of the Haas                              Board 3 -- Director,
                                School of Business, University of                             Harris-Stratex Networks.
                                California, Berkeley (higher
                                education).                                                   Board 4 -- Director, Genitope
                                                                                              Corp.

                                                                                              Board 5 -- Director, Ditech
                                                                                              Networks.

                                                                                              Board 6 -- Rubicon Limited

------------------------------------------------------------------------------------------------------------------------------------
Gerald B. Smith                 Chairman and Chief Executive Officer             61           Board 1 -- Board of Cooper
1950                            and founder of Smith Graham & Co.                             Industries.
Trustee                         (investment advisors).
(Trustee of CSFF since 2000.)                                                                 Board 2 -- Chairman of the Audit
                                                                                              Committee of Oneok Partners LP.

------------------------------------------------------------------------------------------------------------------------------------


                                                                   REG38770 - 03

------------------------------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH, AND                                                   NUMBER OF
 POSITION(S) WITH THE TRUST;                                             PORTFOLIOS IN FUND
 (TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATIONS DURING THE PAST   COMPLEX OVERSEEN BY
      OF TIME SERVED 1)                       FIVE YEARS                    THE TRUSTEE                OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Stephens              Managing Partner, D.R. Stephens &                61           Not Applicable.
1938                            Company (investments). Prior to 1996,
Trustee                         Chairman and Chief Executive Officer
(Trustee of CSFF since          of North American Trust (real estate
1989.)                          investment trust).

------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Wender                Senior Managing Director, Chairman of            61           Board 1 -- Board Member and
1944                            the Finance Committee, GSC Group,                             Chairman of the Audit Committee,
Trustee                         until December 2007; General Partner,                         Isis Pharmaceuticals
(Trustee of CSFF since 2008.)   Goldman Sachs & Co., until June 2005

------------------------------------------------------------------------------------------------------------------------------------
Michael W. Wilsey               Chairman and Chief Executive Officer,            61           Not Applicable.
1943                            Wilsey Bennett, Inc. (real estate
Trustee                         investment and management, and other
(Trustee of CSFF since          investments).
1989.)

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab 2             Chairman, Chief Executive Officer and            61           Not Applicable.
1937                            Director, The Charles Schwab
Chairman and Trustee            Corporation, Charles Schwab & Co.,
(Chairman and Trustee of        Inc.; Chairman and Director, Charles
CSFF since 1989.)               Schwab Investment Management, Inc.,
                                Charles Schwab Bank, N. A.; Chairman
                                and Chief Executive Officer, Schwab
                                (SIS) Holdings Inc. I, Schwab
                                International Holdings, Inc.; Chief
                                Executive Officer and Director,
                                Schwab Holdings, Inc.; Through June
                                2007, Director, U.S. Trust Company,
                                N. A., U.S. Trust Corporation, United
                                States Trust Company of New York.
                                Until May 2003, Co-Chief Executive
                                Officer, The Charles Schwab
                                Corporation.

------------------------------------------------------------------------------------------------------------------------------------
Walter W. Bettinger II 2        President and Chief Operating                    61           Not Applicable.
1960                            Officer, Charles Schwab & Co., Inc.
Trustee                         and The Charles Schwab Corporation;
(Trustee of CSFF since 2008.)   Director, Charles Schwab Bank;
                                Executive Vice President and
                                President -- Schwab Investor
                                Services, The Charles Schwab
                                Corporation; Executive Vice President
                                and President -- Schwab Investor
                                Services, Charles Schwab & Co., Inc.;
                                Chairman and President,

------------------------------------------------------------------------------------------------------------------------------------


                                                                   REG38770 - 03

------------------------------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH, AND                                                   NUMBER OF
 POSITION(S) WITH THE TRUST;                                             PORTFOLIOS IN FUND
 (TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATIONS DURING THE PAST   COMPLEX OVERSEEN BY
      OF TIME SERVED 1)                       FIVE YEARS                    THE TRUSTEE                OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
                                Schwab Retirement Plan Services,
                                Inc.; President and Chief Executive
                                Officer, The Charles Schwab Trust
                                Company, Director, Charles Schwab
                                Bank, N.A., Schwab Retirement Plan
                                Services, and Schwab Retirement
                                Technologies.

------------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------
         NAME, YEAR OF BIRTH, AND
        POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME SERVED 3)            PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------
Randall W. Merk                                Executive Vice President and President, Investment Management
1954                                           Services, Charles Schwab & Co., Inc.; Executive Vice President,
President and Chief Executive Officer          Charles Schwab & Co., Inc. (2002 -- present); President and
(Officer of CSFF since 2007.)                  Chief Executive Officer, Charles Schwab Investment Management,
                                               Inc. (2007-present); Director, Charles Schwab Asset Management
                                               (Ireland) Limited and Charles Schwab Worldwide Funds PLC.  From
                                               September 2002 to July 2004, Chief Executive Officer and
                                               President, Charles Schwab Investment Management, Inc. and
                                               Executive Vice President, Charles Schwab & Co., Inc.

----------------------------------------------------------------------------------------------------------------
George Pereira                                 Senior Vice President and Chief Financial Officer, Charles
1964                                           Schwab Investment Management, Inc.; Chief Financial Officer,
Treasurer and Principal Financial Officer      Laudus Trust and Laudus Variable Insurance Trust;  Director,
(Officer of CSFF since 2004.)                  Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset
                                               Management (Ireland) Limited.  Through June 2007, Chief
                                               Financial Officer and Chief Accounting Officer, Excelsior Funds
                                               Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds
                                               Trust; Chief Financial Officer, Mutual Fund Division, UST
                                               Advisers, Inc. From December 1999 to November 2004, Sr. Vice
                                               President, Financial Reporting, Charles Schwab & Co., Inc.

----------------------------------------------------------------------------------------------------------------
Koji E. Felton                                 Senior Vice President, Chief Counsel and Corporate Secretary,
1961                                           Charles Schwab Investment Management, Inc.; Senior Vice
Secretary and Chief Legal Officer              President and Deputy General Counsel, Charles Schwab & Co.,
(Officer of CSFF since 1998.)                  Inc.  Until 2006, Chief Legal Officer, Laudus Trust, Laudus
                                               Variable Insurance Trust.  Through June 2007, Chief Legal
                                               Officer and Secretary, Excelsior Funds Inc., Excelsior
                                               Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

----------------------------------------------------------------------------------------------------------------


                                                                   REG38770 - 03

----------------------------------------------------------------------------------------------------------------
         NAME, YEAR OF BIRTH, AND
        POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME SERVED 3)            PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Randall Fillmore                               Senior Vice President and Chief Compliance Officer, Charles
1960                                           Schwab Investment Management, Inc.; Senior Vice President,
Chief Compliance Officer and AML Officer       Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus
(Officer of CSFF since 2002.)                  Trust, Laudus Variable Insurance Trust.  Through June, 2007,
                                               Chief Compliance Officer, Excelsior Funds Inc., Excelsior
                                               Tax-Exempt Funds, Inc., and Excelsior Funds Trust.  From 2002
                                               to 2003, Vice President, Charles Schwab & Co., Inc., and
                                               Charles Schwab Investment Management, Inc.

----------------------------------------------------------------------------------------------------------------
Kimon P. Daifotis                              Senior Vice President and Chief Investment Officer -- Fixed
1959                                           Income, Charles Schwab Investment Management, Inc.  Prior to
Senior Vice President and Chief Investment     2004, Vice President and Sr. Portfolio Manager, Charles Schwab
Officer -- Fixed Income                        Investment Management, Inc.
(Officer of CSFF since 2004.)

----------------------------------------------------------------------------------------------------------------
Jeffrey M. Mortimer                            Senior Vice President and Chief Investment Officer -- Equities,
1963                                           Charles Schwab Investment Management, Inc.; Vice President and
Senior Vice President and Chief Investment     Chief Investment Officer, Laudus Trust and Laudus Variable
Officer -- Equities                            Insurance Trust.  Prior to 2004, Vice President and Sr.
(Officer of CSFF since 2004.)                  Portfolio Manager, Charles Schwab Investment Management, Inc.

----------------------------------------------------------------------------------------------------------------
Catherine MacGregor                            Vice President, Charles Schwab & Co., Inc., Charles Schwab
1964                                           Investment Management, Inc., and Laudus Trust and Laudus
Vice President                                 Variable Insurance Trust.  Since 2006, Chief Counsel, Laudus
(Officer of CSFF since 2005.)                  Trust and Laudus Variable Insurance Trust.  Until July 2005,
                                               Senior Associate, Paul Hastings Janofsky & Walker LLP.

----------------------------------------------------------------------------------------------------------------
Cathy Sabo                                     Vice President, Compliance, Charles Schwab Investment,
1964                                           Management, Inc., and Laudus Trust and Laudus Variable
Vice President                                 Insurance Trust; until September 2004, Vice President, Client,
(Officer of CSFF since 2005.)                  Sales & Services Controls, Charles Schwab & Co., Inc.

----------------------------------------------------------------------------------------------------------------
Michael Haydel                                 Vice President, Asset Management Client Services, Charles
1972                                           Schwab & Co., Inc.; Vice President and AML Officer, Laudus
Vice President                                 Trust and Laudus Variable Insurance Trust.  Until March 2004,
(Officer of CSFF since 2006.)                  Director, Charles Schwab & Co., Inc.

----------------------------------------------------------------------------------------------------------------



1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds(R) retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.



2 Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser. In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.


                                                                   REG38770 - 03

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.


                               TRUSTEE COMMITTEES

The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:


            - The Audit and Compliance Committee (formerly the Audit/Portfolio Compliance Committee) has oversight responsibility for the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and for the Trust's overall system of internal controls. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Hasler and Cogan and Ms. Byerwalter are members of this Committee. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met 4 times during the most recent fiscal year.



            - The primary purpose of the Governance Committee is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Hasler, Cogan and Wilsey and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 8 times during the most recent fiscal year.



            - The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Smith, Wilsey, Wender and Stephens are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The committee met 4 times during the most recent fiscal year.



            - The primary purposes of the Marketing, Distribution and Shareholder Servicing Committee are to review matters relating to the marketing of the funds' shares; to oversee the quality and cost of shareholder services provided to the Trust and its shareholders pursuant to the shareholder servicing and/or administrative service plans; and to oversee the Trust's distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Smith, Stephens and Wender are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The committee met 4 times during the most recent fiscal year.


                                                                   REG38770 - 03

                              TRUSTEE COMPENSATION


The following table provides trustee compensation for the fiscal year ending December 31, 2007. Please note that Mr. Wender and Mr. Cogan were appointed to the Board on January 1, 2008 and, therefore, did not receive compensation as trustees for the fiscal year ending December 31, 2007. Mr. Wender and Mr. Cogan will receive compensation from the Trust and the Fund Complex for their services as trustees during the current fiscal year. Mr. Bettinger was appointed to the Board on January 1, 2008. As an interested trustee, Mr. Bettinger does not receive compensation from the Trust for serving as a trustee. Certain of this information is for the Fund Complex, which included 72 funds as of December 31, 2007.



                           ($)
                                      Pension or Retirement Benefits                ($)
                        Aggregate         Accrued as Part of Fund      Total Compensation from Fund
  Name of Trustee      Compensation              Expenses                         Complex
-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Charles R. Schwab           0                       N/A                              0

Randy Merk*                 0                       N/A                              0

INDEPENDENT TRUSTEES

Mariann Byerwalter       $119,156                  6,814                         $260,861

Donald F. Dorward**      $113,718                   N/A                          $209,000

William A. Hasler        $119,156                  6,814                         $260,861

Robert G. Holmes**       $119,156                   N/A                          $219,000

Gerald B. Smith          $112,634                   N/A                          $207,000

Donald R. Stephens       $112,634                   N/A                          $207,000

Michael W. Wilsey        $118,072                   N/A                          $217,000



* Mr. Merk resigned from the Board on December 31, 2007.
** Messrs. Dorward and Holmes retired December 31, 2007.


                                                                   REG38770 - 03

                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE


The following tables provide each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2007. As of December 31, 2007, the Family of Investment Companies included 61 funds.



                                    Dollar Range of Trustee
                                     Ownership of the Fund:
                                                                         Aggregate Dollar Range Of
                       Schwab          Schwab           Schwab            Trustee Ownership In the
                       Money Market    Government       U.S. Treasury       Family of Investment
  Name of Trustee      Fund TM         Money Fund TM    Money Fund TM            Companies
--------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Charles R. Schwab          None             None             None              Over $100,000

Walt Bettinger             None          $1-$10,000          None              Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter         None             None             None              Over $100,000

Joseph H. Wender           None             None             None

William A. Hasler          None             None             None              Over $100,000

John F. Cogan              None             None             None

Gerald B. Smith            None             None             None              Over $100,000

Donald R. Stephens     Over $100,000        None             None              Over $100,000

Michael W. Wilsey          None             None        Over $100,000          Over $100,000



                                    Dollar Range of Trustee
                                     Ownership of the Fund:
                                                                               Aggregate Dollar Range Of
                                         Schwab Value      Schwab Retirement    Trustee Ownership In the
                       Schwab Investor   Advantage Money   Advantage Money        Family of Investment
  Name of Trustee      Money Fund TM     Fund(R)           Fund TM                     Companies
--------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Charles R. Schwab            None         Over $100,000          None                Over $100,000

Walt Bettinger               None              None              None                Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter           None         Over $100,000          None                Over $100,000

Joseph H. Wender             None              None              None                    None

William A. Hasler            None              None              None                Over $100,000


                                                                   REG38770 - 03

                                    Dollar Range of Trustee
                                     Ownership of the Fund:
                                                                               Aggregate Dollar Range Of
                                         Schwab Value      Schwab Retirement    Trustee Ownership In the
                       Schwab Investor   Advantage Money   Advantage Money        Family of Investment
  Name of Trustee      Money Fund TM     Fund(R)           Fund TM                     Companies
--------------------------------------------------------------------------------------------------------
John F. Cogan                None              None              None                    None

Gerald B. Smith              None              None              None                Over $100,000

Donald R. Stephens           None         Over $100,000          None                Over $100,000

Michael W. Wilsey            None              None              None                Over $100,000



                            Dollar Range of Trustee
                             Ownership of the Fund:
                                                           Aggregate Dollar Range Of
                                                            Trustee Ownership In the
                       Schwab Adviser   Schwab Cash           Family of Investment
  Name of Trustee      Cash Reserves    Reserves                    Companies
------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Charles R. Schwab           None              None               Over $100,000

Walt Bettinger              None         $10,001-$50,000         Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter          None              None               Over $100,000

Joseph H. Wender            None              None                    None

William A. Hasler           None        $50,001-$100,000         Over $100,000

John F. Cogan               None              None                    None

Gerald B. Smith             None              None               Over $100,000

Donald R. Stephens          None          Over $100,000          Over $100,000

Michael W. Wilsey           None              None               Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                                                   REG38770 - 03

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 17, 2008, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of the Schwab Municipal Money Fund TM Schwab Value Advantage Money Fund(R) and owned the percentages of the outstanding voting securities of the other funds indicated below:



Schwab Value Advantage -- Institutional Shares                             1.03%



As of April 15, 2008, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- INSTITUTIONAL PRIME SHARES TM    12.54%
Saginaw Chippewa Indian Tribe
Future Security Account
7070 East Broadway
Mount Pleasant, MI 48858

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM                                86.27%
Charles Schwab Trust DCC&S
Omnibus Account
215 Fremont Street, FL 6
San Francisco, CA 94105

SCHWAB INVESTOR MONEY FUND TM                                            18.41%
Charles Schwab Trust DCC&S
Omnibus Account
215 Fremont Street, FL 6
San Francisco, CA 94105

SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INSTITUTIONAL SHARES               8.81%
Charles Schwab Trust DCC&S
Omnibus Account
215 Fremont Street, FL 6
San Francisco, CA 94105


                                                                   REG38770 - 03

                     INVESTMENT ADVISORY AND OTHER SERVICES


                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

ADVISORY AGREEMENT

The continuation of a fund's Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion -- 0.35%
More than $1 billion but not exceeding $10 billion -- 0.32%
More than $10 billion but not exceeding $20 billion -- 0.30%
More than $20 billion but not exceeding $40 billion -- 0.27%
More than $40 billion -- 0.25%


For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Value Advantage Money Fund(R) paid net investment advisory fees of $57,023,000 (fees were reduced by $29,307,000), $73,057,000 (fees were reduced by $41,607,000) and
$92,485,000 (fees were reduced by $51,035,000), respectively.


                                                                   REG38770 - 03

For the fiscal years ended December 31, 2005, 2006 and 2007, the Schwab Money Market Fund TM paid net investment advisory fees of $116,179,000 (fees were reduced by $19,092,000), $86,015,000 (fees were reduced by $16,081,000) and
$61,083,000 (fees were reduced by $1,271,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Government Money Fund TM paid net investment advisory fees of $7,008,000 (fees were reduced by $2,000,000), $7,558,000 (fees were reduced by $2,483,000) and $15,420,000
(fees were reduced by $347,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab U.S. Treasury Money Fund TM paid net investment advisory fees of $6,203,000 (fees were reduced by $6,651,000), $5,219,000 (fees were reduced by $7,057,000) and
$9,155,000 (fees were reduced by $8,078,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Retirement Advantage Money Fund TM paid net investment advisory fees of $1,541,000 (fees were reduced by $896,000), $1,495,000 (fees were reduced by $1,007,000) and $1,680,000 (fees were reduced by $1,083,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Investor Money Fund TM paid net investment advisory fees of $1,931,000 (fees were reduced by $0), $3,567,000 (fees were reduced by $0) and $5,741,000 (fees were reduced by $86,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Cash Reserves paid net investment advisory fees of $438,000 (fees were reduced by $695,000), $22,036,000 (fees were reduced by $13,911,000) and $50,462,000 (fees were reduced by $12,825,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Advisor Cash Reserves paid net investment advisory fees of $9,728,000 (fees were reduced by $7,610,000), $16,973,000 (fees were reduced by $14,423,000) and $38,227,000
(fees were reduced by $17,383,000), respectively.



Schwab and the investment adviser have agreed to limit the Schwab Money Market Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.72% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit the Schwab Government Money Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.75% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit the Schwab U.S. Treasury Money Fund's TM net operating expenses (excluding interest, taxes, and certain non-routine expenses) to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit the Schwab Retirement Advantage Money Fund's TM "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% through April 29, 2010.


Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund(R) -- Investor Shares' "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


Schwab and the investment adviser have agreed to limit "net operating expenses" for the Select Shares(R) of Schwab Value Advantage Money Fund (excluding interest, taxes and certain non-routine expenses) to 0.35% through April 29, 2010.


                                                                   REG38770 - 03

Schwab and the investment adviser have agreed to limit "net operating expenses" for the Institutional Shares of Schwab Value Advantage Money Fund (excluding interest, taxes and certain non-routine expenses) to 0.24% through April 29, 2010.



Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund- Institutional Prime Shares' "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.21% through April 29, 2010.


Schwab and the investment adviser have agreed to limit the Schwab Advisor Cash Reserves TM -- Sweep Shares' and Premier Sweep Shares' "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.66% and 0.59%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


Schwab and the investment adviser have agreed to limit the Schwab Cash Reserves "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.67% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


An expense cap, where applicable, is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                    SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the Schwab Government Money Fund TM, Schwab U.S. Treasury Money Fund TM and Schwab Money Market Fund TM, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.20% of each fund's average daily net assets.

For the services performed as transfer agent under its contract with the Schwab Investor Money Fund TM and Schwab Retirement Advantage Money Fund TM, Schwab is entitled to receive an annual

                                                                   REG38770 - 03
fee from each fund, payable monthly in the amount of 0.05% of each fund's average daily net assets.

For the services performed as transfer agent under its contract with the Schwab Value Advantage Money Fund(R), Schwab is entitled to receive an annual fee from each of the Investor Shares and Select Shares of the fund, payable monthly in the amount of 0.05% of the average daily net assets of each class.

For the services performed as transfer agent under its contract with the Schwab Value Advantage Money Fund, Schwab is entitled to receive an annual fee from each of the Institutional Shares and Institutional Prime Shares of the fund, payable monthly in the amount of 0.01% of the average daily net assets of the class.

For the services performed as transfer agent under its contract with the Schwab Cash Reserves -- Sweep Shares and Schwab Advisor Cash Reserves TM -- Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.20% of the average daily net assets of each class.

For the services performed as shareholder services agent under its contract with the Schwab Investor Money Fund TM, Schwab Government Money Fund TM, Schwab U.S. Treasury Money Fund TM and Schwab Money Market Fund TM, Schwab is entitled to receive an annual fee from each fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of each fund.

For the services performed as shareholder services agent under its contract with the Schwab Retirement Advantage Money Fund TM, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.17% of the average daily net assets of each fund.

For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund(R) - Investor Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.20% of the average daily net assets of the class.

For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund - Select Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.10% of the average daily net assets of the class.

For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund - Institutional Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.03% of the average daily net assets of the class.

For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund -- Institutional Prime Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.01% of the average daily net assets of the class.

For the services performed as shareholder services agent under its contract with the Schwab Cash Reserves -- Sweep Shares and Schwab Advisor Cash Reserves TM -- Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.20% of the average daily net assets of each class.

                                                                   REG38770 - 03

                          CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian and fund accountant for the funds.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is Three Embarcadero Center, San Francisco, CA 94111-4004. Each fund's audited financial statements for the fiscal year ended December 31, 2007, are included in the fund's annual report that is supplied with the SAI.


                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 OTHER EXPENSES

The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.

                          PORTFOLIO HOLDINGS DISCLOSURE

The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund's policies and procedures by the Chief Compliance

                                                                   REG38770 - 03

Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of the fund's portfolio holdings information.

A complete list of each fund's portfolio holdings is published on the Schwab Funds(R) website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the funds also provide on the website monthly information regarding certain attributes of a fund's portfolio, such as a fund's sector weightings, portfolio composition, credit quality and duration and maturity, as applicable. The information on the website is publicly available to all categories of persons.

Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

In addition, the funds' service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.

The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis includes, but is not limited to, the allocation of a fund's portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.

                                                                   REG38770 - 03

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

                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation,

                                                                   REG38770 - 03
under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. Investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                                  PROXY VOTING

The Board of Trustees of the Trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM's Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM's Proxy Voting Policy and Procedures is included in Appendix B.

The Trust is required to disclose annually a fund's complete proxy voting record on Form N-PX. A fund's proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab Funds' website at www.schwab.com/schwabfunds. A fund's Form N-PX is also available on the SEC's website at www.sec.gov.

                             REGULAR BROKER-DEALERS

Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended

                                                                   REG38770 - 03

December 31, 2007, certain of the funds purchased securities issued by their respective regular broker-dealers, as indicated below:


SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                                                  VALUE OF FUND'S HOLDINGS AS OF
          Regular Broker-Dealer                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc.                    $                2,280,301,000
UBS Securities LLC                                $                2,012,397,000
Deutsche Bank Securities, Inc.                    $                1,748,018,000
Barclays Global Investor Services                 $                1,666,356,000
Banc of America Securities LLC                    $                1,121,773,000
Credit Suisse Securities (USA) LLC                $                  926,000,000
J.P. Morgan Securities, Inc.                      $                  532,078,000
Goldman Sachs & Co.                               $                  466,000,000



SCHWAB INVESTOR MONEY FUND TM

                                                  VALUE OF FUND'S HOLDINGS AS OF
          Regular Broker-Dealer                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc.                    $                  106,667,000
UBS Securities LLC                                $                   68,967,000
Banc of America Securities LLC                    $                   54,653,000
Deutsche Bank Securities, Inc.                    $                   29,000,000
Credit Suisse Securities (USA) LLC                $                   24,000,000
Merrill Lynch & Co., Inc.                         $                   20,000,000



SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM

                                                  VALUE OF FUND'S HOLDINGS AS OF
          Regular Broker-Dealer                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
Banc of America Securities LLC                    $                   42,797,000
Citigroup Global Markets, Inc.                    $                   35,936,000
Credit Suisse Securities (USA) LLC                $                   10,000,000
Deutsche Bank Securities, Inc.                    $                    9,000,000
Goldman Sachs & Co.                               $                    7,000,000



SCHWAB CASH RESERVES

                                                  VALUE OF FUND'S HOLDINGS AS OF
          Regular Broker-Dealer                             DECEMBER 31, 2007
--------------------------------------------------------------------------------
UBS Securities LLC                                $                  866,476,000
Barclays Global Investor Services                 $                  723,817,000
Banc of America Securities LLC                    $                  685,759,000
Morgan Stanley                                    $                  409,302,000
Deutsche Bank Securities, Inc.                    $                  385,004,000


                                                                   REG38770 - 03

SCHWAB CASH RESERVES

                                                  VALUE OF FUND'S HOLDINGS AS OF
          Regular Broker-Dealer                             DECEMBER 31, 2007
--------------------------------------------------------------------------------
J.P. Morgan Securities, Inc.                      $                  333,221,000
Credit Suisse Securities (USA) LLC                $                  277,000,000
Goldman Sachs & Co.                               $                  272,000,000



SCHWAB ADVISOR CASH RESERVES TM

                                                  VALUE OF FUND'S HOLDINGS AS OF
          Regular Broker-Dealer                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.                     $                  788,167,000
Banc of America Securities LLC                    $                  753,657,000
UBS Securities LLC                                $                  684,608,000
Barclays Global Investor Services                 $                  595,991,000
Deutsche Bank Securities, Inc.                    $                  535,006,000
Credit Suisse Securities (USA) LLC                $                  183,000,000
J.P. Morgan Securities, Inc.                      $                  157,653,000
Goldman Sachs & Co.                               $                   81,000,000



SCHWAB MONEY MARKET FUND TM

                                                  VALUE OF FUND'S HOLDINGS AS OF
          Regular Broker-Dealer                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.                     $                  961,142,000
UBS Securities LLC                                $                  676,565,000
Barclays Global Investor Services                 $                  567,863,000
Banc of America Securities LLC                    $                  523,615,000
J.P. Morgan Securities, Inc.                      $                  287,116,000
Credit Suisse Securities (USA) LLC                $                  277,000,000
Deutsche Bank Securities, Inc.                    $                  210,002,000
Goldman Sachs & Co.                               $                   80,000,000


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business Trust on October 20, 1989.

The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable

                                                                   REG38770 - 03
time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval. Further, the Declaration of Trust authorizes the Board of Trustees to merge or reorganize a series of the Trust without shareholder approval unless shareholder approval is required by law.


Under Massachusetts law, shareholders of a Massachusetts business Trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and the following federal holiday observances:
Columbus Day and Veterans Day. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The following NYSE holiday closings are currently scheduled for 2008: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.


As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

                                                                   REG38770 - 03

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.

Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.




                         EXCHANGING SHARES OF THE FUNDS

Shares of any Schwab Funds, including any class of shares, may be sold and the shares of any other Schwab Funds or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement. Notwithstanding anything herein to the contrary, there are no exchange privileges for Schwab Value Advantage Money Fund(R) -- Institutional Prime Shares purchased directly from the fund.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

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

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.


                       DELIVERY OF SHAREHOLDER DOCUMENTS


Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

Each fund is treated as a separate entity for federal income tax purposes and is not combined with the trust's other funds. Each fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a fund must distribute annually to its shareholders at least 90% of its investment company

                                                                   REG38770 - 03

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

taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor or sub-adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a fund to satisfy the requirements for qualification as a RIC.

A fund's transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any interest payments on such obligations during that period. Because each fund distributes all of its net investment income to its shareholders, a fund may have to sell fund securities to distribute such imputed income which may occur at a time when the adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not

                                                                   REG38770 - 03

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

residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earning on certain U.S. government agencies, such as Freddie Mac, Fannie Mae, or Sallie Mae.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.

The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sales

                                                                   REG38770 - 03

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

of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.

Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007 are not subject to U.S. withholding tax if, subject to certain exceptions, such dividends qualify as interest-related dividends or as short-term capital gain dividends Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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

                 APPENDIX A -- RATINGS OF INVESTMENT SECURITIES


                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.


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



         APPENDIX B -- DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES



                   CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                               SCHWAB INVESTMENTS
                              SCHWAB CAPITAL TRUST
                            SCHWAB ANNUITY PORTFOLIOS



                             AS OF FEBRUARY 1, 2008


Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Fund Administration, Legal, and Portfolio Management Departments, and chaired by CSIM's Vice President-Portfolio Operations & Analytics. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Glass Lewis & Co. ("Glass Lewis"), as an additional expert in proxy voting, to assist CSIM in voting proxies of limited partnerships. Glass Lewis is an independent provider of global proxy research and voting recommendations.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such


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

procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

      Except under each of the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

      ISS's Proxy Procedures are not intended to cover proxies of limited partnerships ("LP Proxies"), and accordingly ISS does not provide analysis or voting recommendations for LP Proxies. To assist in its responsibility for voting LP Proxies, the Proxy Committee has received and reviewed Glass Lewis's written proxy policy guidelines ("Glass Lewis's Proxy Procedures") and has determined that Glass Lewis's Proxy Procedures are consistent with CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to Glass Lewis's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients. In general, the Proxy Committee or its designee will instruct ISS to vote an LP Proxy consistent with the recommendation provided by Glass Lewis in accordance with Glass Lewis's Proxy Procedures.

      For proxy issues, including LP Proxy issues, that are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS or Glass Lewis, as applicable. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

      With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.

      In addition to ISS not providing analyses or recommendations for LP Proxies, there may be other circumstances in which ISS does not provide an analysis or recommendation for voting a security's proxy. In that event, and when the following criteria are met, two members of the Proxy Committee, including at least one representative from equity Portfolio Management, may decide how to vote such proxy in order to maximize the value of that particular holding. The following criteria must be met: (1) For each Fund that holds the security in its portfolio, the value of the security must represent less than one tenth of one cent in the Fund's NAV, and (2) the security's value must equal less than $50,000 in the aggregate across all of the Funds and separate accounts that hold this


                                                                   REG38770 - 03
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


security. Any voting decision made under these circumstances will be reported to the Proxy Committee at its next scheduled meeting.

      Conflicts of Interest. Except as described above for proxies of mutual funds, where proxy issues present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures, or, in the case of LP Proxies, in accordance with Glass Lewis's recommendations as provided to ISS. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      -     proxy statements and ballots written in a foreign language;

      -     untimely and/or inadequate notice of shareholder meetings;

      -     restrictions of foreigner's ability to exercise votes;

      -     requirements to vote proxies in person;


      - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.



In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time in proximity to the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs ISS not to vote such foreign proxies.


      Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security's voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund's securities on loan and vote such securities' proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such securities' proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other


                                                                   REG38770 - 03
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

client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

At scheduled meetings of the Proxy Committee, attendance by four members (or their respective designates) constitutes a quorum. Two members of the Committee may make voting decisions under the limited circumstances described above.


CONCISE SUMMARY OF ISS 2008 PROXY VOTING GUIDELINES:
Effective for Meetings on or after Feb. 1, 2008
Updated Dec. 21, 2007


1. Auditors

AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:


      - An auditor has a financial interest in or association with the company, and is therefore not independent;



      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;



      - Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or



      -     Fees for non-audit services ("other" fees) are excessive.



Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:



      -     The tenure of the audit firm;



      -     The length of rotation specified in the proposal;



      -     Any significant audit-related issues at the company;



      -     The number of audit committee meetings held each year;



      -     The number of financial experts serving on the committee; and



      - Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.



2. Board of Directors



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Vote AGAINST or WITHHOLD from individual directors who:



      - Attend less than 75 percent of the board and committee meetings without a valid excuse;


      -     Sit on more than six public company boards;


                                                                   REG38770 - 03
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

      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.


Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:



      - The company's proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;



      - The company's poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;



      - The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;



      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);



      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);


      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;


      - At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;



      - The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS' "Performance Test for Directors" policy;



      - The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.



Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:


      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      - The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

      -     The full board is less than majority independent.


Vote AGAINST or WITHHOLD from the members of the audit committee if:



      - The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");



      - Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or



                                       44                          REG38770 - 03
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      -     There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.


Vote AGAINST or WITHHOLD from the members of the compensation committee if:



      - There is a negative correlation between the chief executive's pay and company performance;


      - The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

      - The company fails to submit one-time transfers of stock options to a shareholder vote;


      - The company fails to fulfill the terms of a burn-rate commitment made to shareholders;


      -     The company has backdated options (see "Options Backdating" policy);

      - The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.


Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.


CLASSIFICATION/DECLASSIFICATION OF THE BOARD


Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.



CUMULATIVE VOTING



Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:



      - The company has proxy access or a similar structure to allow shareholders to nominate directors to the company's ballot; and



      - The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.



Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).


INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)


Generally vote FOR shareholder proposals requiring that the chairman's position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:



      - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:



            - presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;



            - serves as liaison between the chairman and the independent directors;



            -     approves information sent to the board;



            -     approves meeting agendas for the board;



            - approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;



            - has the authority to call meetings of the independent directors;



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            -     if requested by major shareholders, ensures that he is
                  available for consultation and direct communication;



      - The company publicly discloses a comparison of the duties of its independent lead director and its chairman;



      - The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;


      -     Two-thirds independent board;


      -     All independent key committees;


      -     Established governance guidelines;


      - The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and



      -     The company does not have any problematic governance issues.



Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.



* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).



MAJORITY VOTE SHAREHOLDER PROPOSALS



Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.



OPEN ACCESS



Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:



      -     The ownership threshold proposed in the resolution;



      - The proponent's rationale for the proposal at the targeted company in terms of board and director conduct.


3. Proxy Contests

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      - Long-term financial performance of the target company relative to its industry;

      -     Management's track record;

      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);

      - Strategic plan of dissident slate and quality of critique against management;

      - Likelihood that the proposed goals and objectives can be achieved (both slates);

      -     Stock ownership positions.


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REIMBURSING PROXY SOLICITATION EXPENSES


Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.



Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:



      - The election of fewer than 50 percent of the directors to be elected is contested in the election;



      -     One or more of the dissident's candidates is elected;



      - Shareholders are not permitted to cumulate their votes for directors; and



      - The election occurred, and the expenses were incurred, after the adoption of this bylaw.



4. Takeover Defenses


POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:


      -     Shareholders have approved the adoption of the plan; or



      - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.



Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.



Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:



      -     No lower than a 20 percent trigger, flip-in or flip-over;


      -     A term of no more than three years;

      - No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;


      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.



SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



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SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      - Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      - Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.


            - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.


            - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:


      -     The reasons for reincorporating;



      -     A comparison of the governance provisions;



      -     Comparative economic benefits; and



      -     A comparison of the jurisdictional laws.


7. Capital Structure

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the


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allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.



In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:



      -     Rationale;



      - Good performance with respect to peers and index on a five-year total shareholder return basis;



      -     Absence of non-shareholder approved poison pill;



      -     Reasonable equity compensation burn rate;



      -     No non-shareholder approved pay plans; and



      -     Absence of egregious equity compensation practices.



DUAL-CLASS STOCK



Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:



      - It is intended for financing purposes with minimal or no dilution to current shareholders;



      - It is not designed to preserve the voting power of an insider or significant shareholder.


ISSUE STOCK FOR USE WITH RIGHTS PLAN


Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).


PREFERRED STOCK


Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


8. Executive and Director Compensation

EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

      -     The total cost of the company's equity plans is unreasonable;


                                       49                          REG38770 - 03
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      -     The plan expressly permits the repricing of stock options without prior shareholder approval;

      -     There is a disconnect between CEO pay and the company's performance;


      - The company's three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or


      -     The plan is a vehicle for poor pay practices.


POOR PAY PRACTICES



Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices:



      - Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);



      - Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);



      - Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);



      - Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;



      - New CEO with overly generous new hire package (e.g., excessive "make whole" provisions);



      - Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;



            - Severance paid for a "performance termination," (i.e., due to the executive's failure to perform job functions at the appropriate level); -



            - Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);



            - Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;



      - Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);



      - Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);



      - Other excessive compensation payouts or poor pay practices at the company.


DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.


On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:


      - Director stock ownership guidelines with a minimum of three times the annual cash retainer.

      -     Vesting schedule or mandatory holding/deferral period:-


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            -     A minimum vesting of three years for stock options or
                  restricted stock; or --

            - Deferred stock payable at the end of a three-year deferral period.

      -     Mix between cash and equity:


            - A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or


            - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

      - No retirement/benefits and perquisites provided to non-employee directors; and

      - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:


      -     Purchase price is at least 85 percent of fair market value;


      -     Offering period is 27 months or less; and

      - The number of shares allocated to the plan is 10 percent or less of the outstanding shares.


Vote AGAINST qualified employee stock purchase plans where any of the following apply:



      -     Purchase price is less than 85 percent of fair market value; or



      -     Offering period is greater than 27 months; or



      - The number of shares allocated to the plan is more than 10 percent of the outstanding shares.


EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:


      - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);



      - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;



      - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;



      - No discount on the stock price on the date of purchase since there is a company matching contribution.



Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.


OPTIONS BACKDATING


In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:



      - Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);


      -     Length of time of options backdating;

      -     Size of restatement due to options backdating;


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      -     Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;


      - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.


OPTION EXCHANGE PROGRAMS/REPRICING OPTIONS



Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:



      - Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;



      - Rationale for the re-pricing--was the stock price decline beyond management's control?



      -     Is this a value-for-value exchange?



      -     Are surrendered stock options added back to the plan reserve?



      - Option vesting--does the new option vest immediately or is there a black-out period?



      - Term of the option--the term should remain the same as that of the replaced option;



      -     Exercise price--should be set at fair market or a premium to market;



      -     Participants--executive officers and directors should be excluded.



If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.



Vote FOR shareholder proposals to put option repricings to a shareholder vote.



STOCK PLANS IN LIEU OF CASH



Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.



TRANSFER PROGRAMS OF STOCK OPTIONS



Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.



Vote CASE-BY-CASE on one-time transfers. Vote FOR if:



      - Executive officers and non-employee directors are excluded from participating;



      - Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;



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      -     There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.



Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.



Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:



      -     Eligibility;



      -     Vesting;



      -     Bid-price;



      -     Term of options;



      - Transfer value to third-party financial institution, employees and the company.



Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.



SHAREHOLDER PROPOSALS ON COMPENSATION



ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY)



Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.



COMPENSATION CONSULTANTS--DISCLOSURE OF BOARD OR COMPANY'S UTILIZATION



Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.



DISCLOSURE/SETTING LEVELS OR TYPES OF COMPENSATION FOR EXECUTIVES AND DIRECTORS



Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.



PAY FOR SUPERIOR PERFORMANCE



Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's compensation plan for senior executives. The proposal should have the following principles:



      - Sets compensation targets for the plan's annual and long-term incentive pay components at or below the peer group median;



      - Delivers a majority of the plan's target long-term compensation through performance-vested, not simply time-vested, equity awards;



                                       53                          REG38770 - 03
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      -     Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;



      - Establishes performance targets for each plan financial metric relative to the performance of the company's peer companies;



      - Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company's performance on its selected financial performance metrics exceeds peer group median performance.



      -     Consider the following factors in evaluating this proposal:



      - What aspects of the company's annual and long-term equity incentive programs are performance-driven?



      - If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?



      - Can shareholders assess the correlation between pay and performance based on the current disclosure?



      - What type of industry and stage of business cycle does the company belong to?



PERFORMANCE-BASED AWARDS



Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:



      - First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a "substantial" portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.



      - Second, assess the rigor of the company's performance-based equity program. If the bar set for the performance-based program is too low based on the company's historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program's poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.



In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.



PRE-ARRANGED TRADING PLANS (10B5-1 PLANS)



Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:



      - Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;



      - Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;



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      -     Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;



      - Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;



      -     An executive may not trade in company stock outside the 10b5-1 Plan.



      - Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.



RECOUP BONUSES



Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:



      -     If the company has adopted a formal recoupment bonus policy; or



      - If the company has chronic restatement history or material financial problems.


SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES


Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:


      -     The triggering mechanism should be beyond the control of management;


      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);



      - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.



SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)



Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.



9. Corporate Social Responsibility (CSR) Issues



CONSUMER LENDING



Vote CASE-BY CASE on requests for reports on the company's lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:



      - Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;



      - Whether the company has adequately disclosed the financial risks of the lending products in question;



      - Whether the company has been subject to violations of lending laws or serious lending controversies;



      -     Peer companies' policies to prevent abusive lending practices.



PHARMACEUTICAL PRICING



Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.



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Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:


      -     The existing level of disclosure on pricing policies;

      -     Deviation from established industry pricing norms;

      - The company's existing initiatives to provide its products to needy consumers;

      - Whether the proposal focuses on specific products or geographic regions.


PRODUCT SAFETY AND TOXIC MATERIALS



Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:



      - The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;



      - The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and



      - The company has not been recently involved in relevant significant controversies or violations.



Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:



      -     Current regulations in the markets in which the company operates;



      - Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and



      -     The current level of disclosure on this topic.



CLIMATE CHANGE



In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations unless:



      - The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;



      - The company's level of disclosure is comparable to or better than information provided by industry peers; and



      - There are no significant fines, penalties, or litigation associated with the company's environmental performance.



GREENHOUSE GAS EMISSIONS


Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.


POLITICAL CONTRIBUTIONS AND TRADE ASSOCIATIONS SPENDING



Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:



      - The company is in compliance with laws governing corporate political activities; and



      - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
            (PACs) are strictly voluntary and not coercive.



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Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:



      - Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and



      - The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.



Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.



SUSTAINABILITY REPORTING



Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:



      - The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or



      - The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.



GLASS LEWIS SUMMARY DOMESTIC PROXY PAPER POLICY GUIDELINES:



                            I. ELECTION OF DIRECTORS


Board of Directors


Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically consist of at least two-thirds independent directors, have a record of positive performance and include directors with a breadth and depth of experience.


Board Composition

We look at each individual on the board and examine his or her relationships with the company, the company's executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.


We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board's commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board



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members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.



We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be "current" for purposes of this test.



In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 25% or more of the company's voting stock.


We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will withhold from directors for the following reasons:

      - A director who attends less than 75% of the board and applicable committee meetings.

      - A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).

      - A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.


      - All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.



We also feel that the following conflicts of interest may hinder a director's performance and will therefore withhold from a:


      -     CFO who presently sits on the board.

      -     Director who presently sits on an excessive number of boards


      - Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.



      - Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.



      -     Director with an interlocking directorship.



Board Committee Composition



All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders withhold their votes for any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.



Review of the Compensation Discussion and Analysis Report



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We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.


Separation of the roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.


We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.


We do not withhold votes from CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.


In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.



Majority Voting for the Election of Directors



Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.



Classified Boards



Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.



Mutual Fund Boards



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Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund's adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:



      1. We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.



      2. We recommend withholding votes from the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director.



                             II. FINANCIAL REPORTING


Auditor Ratification


We believe that role of the auditor is crucial in protecting shareholder value. In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.



Glass Lewis generally supports management's recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:



      - When audit fees added to audit-related fees total less than one-third of total fees.



      - When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).



      -     When the company has aggressive accounting policies.



      - When the company has poor disclosure or lack of transparency in financial statements.



      - When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.



      - When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.


Auditor Rotation

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).


Pension Accounting Issues



Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company's net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the



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assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.



                                III. COMPENSATION


Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:


      -     Companies should seek additional shares only when needed.



      - The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).


      - If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

      -     Annual net share count and voting power dilution should be limited.

      - Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

      - The expected annual cost of the plan should be proportional to the value of the business.

      - The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

      - Plans should deliver value on a per-employee basis when compared with programs at peer companies.

      -     Plans should not permit re-pricing of stock options.


Option Exchanges



Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:



      -     Officers and board members do not participate in the program.



      - The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.



      - The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.



      - Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.


Performance Based Options

We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach,


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as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

Linking Pay with Performance


Executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company's peers and will recommend withholding votes for the election of compensation committee members at companies that receive a grade of F.


Director Compensation Plans











Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals.



Options Expensing



We will always recommend a vote in favor of a proposal to expense stock options. We believe that stock options are an important component of executive compensation and that the expense of that compensation should be reflected in a company's operational earnings. When companies do not to expense options, the effect of options on the company's finances is obscured and accountability for their use as a means of compensation is greatly diminished.


Limits on Executive Compensation


Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board's compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.


Limits on Executive Stock Options


We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive's compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically vote against caps on executive stock options.














                            IV. GOVERNANCE STRUCTURE

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)


Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for



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corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.



We believe that boards should be given wide latitude in directing the activities of the company and charting the company's course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan's implementation.



In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable 'qualifying offer' clause.


Right of Shareholders to Call a Special Meeting


We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.


Shareholder Action by Written Consent


We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.


Authorized Shares

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

      1.    Stock split

      2.    Shareholder defenses

      3.    Financing for acquisitions

      4.    Financing for operations


Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.


Voting Structure

Cumulative Voting


Glass Lewis will vote for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.



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Supermajority Vote Requirements


Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders' input in making decisions on such crucial matters as selling the business.



Shareholder Proposals



Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.






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                       STATEMENT OF ADDITIONAL INFORMATION

                          SCHWAB MUNICIPAL MONEY FUNDS
                         SCHWAB MUNICIPAL MONEY FUND TM
                   SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
                   SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM
                  SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND TM
                  SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM
                       SCHWAB AMT TAX-FREE MONEY FUND TM
                SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND TM
                  SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND TM

                                 APRIL 30, 2008

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated April 30, 2008 (as amended from time to time).

To obtain a free copy of any of the prospectuses, please contact Schwab Funds(R) at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at: http://www.schwab.com/schwabfunds.

Each fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the "Schwab Funds."

The funds' audited financial statements from the funds' annual reports for the fiscal year ended December 31, 2007, are incorporated by reference into this SAI. A copy of a fund's 2007 annual report is delivered with the SAI.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS.....................................................     2
MANAGEMENT OF THE FUNDS...................................................    17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    25
INVESTMENT ADVISORY AND OTHER SERVICES....................................    26
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    30
DESCRIPTION OF THE TRUST..................................................    33
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS.....................................................    34
TAXATION..................................................................    36
APPENDIX A -- RATINGS OF INVESTMENT SECURITIES............................    44
APPENDIX B -- DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES...........    45



                                                                   REG38785 - 04

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax.

Schwab California Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and California personal income tax.

Schwab New York AMT Tax-Free Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New York State and local income tax.

Schwab New Jersey AMT Tax-Free Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New Jersey gross income tax.

Schwab Pennsylvania Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Pennsylvania personal income tax.

Schwab AMT Tax-Free Money Fund seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity.

Schwab Massachusetts AMT Tax-Free Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Massachusetts personal income tax.

Schwab California AMT Tax-Free Money Fund seeks the highest current income exempt from federal and California personal income tax that is consistent with stability of capital and liquidity.

Each fund's investment objective may be changed only by a vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund. There is no guarantee the funds will achieve their objectives.


The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.


The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of


                                                                   REG38785 - 04
calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES

Schwab Municipal Money Fund TM (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab California Municipal Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from California issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.


Schwab New York AMT Tax-Free Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York State personal income tax, including the federal alternative minimum tax ("AMT"). This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab New Jersey AMT Tax-Free Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from New Jersey issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any securities whose interest is subject to AMT. This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.


Schwab Pennsylvania Municipal Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from Pennsylvania issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.


                                                                   REG38785 - 04

Schwab AMT Tax-Free Money Fund TM (a national municipal money fund) seeks to achieve its investment objective by investing in money market securities from states and municipal agencies around the country and from U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes. The fund does not currently intend to invest in any securities whose interest is subject to AMT.



Schwab Massachusetts AMT Tax-Free Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from Massachusetts issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any securities whose interest is subject to AMT. This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab California AMT Tax-Free Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in money market securities from California issuers and from municipal agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT), and California personal income tax. This policy may only be changed with shareholder approval. For purposes of this policy, net assets means net assets plus any borrowings for investment purposes. The fund does not currently intend to invest in any securities whose interest is subject to AMT.


Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund may invest more than 25% of its total assets in private activity bonds and


                                                                   REG38785 - 04
municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. To the extent a fund invests a substantial portion of its assets in private activity bond and municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal risk.

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund, except the Schwab Municipal Money Fund(TM), Schwab California AMT Tax-Free Money Fund and the Schwab AMT Tax-Free Money Fund, is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC in Rule 2a-7 that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund may invest up to 25% of their assets in "first tier" securities of a single issuer for a period of up to three business days.


                                                                   REG38785 - 04

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INTERFUND BORROWING AND LENDING. The SEC has granted an exemption to the Schwab Funds that permits the funds to borrow money from and/or lend money to other Schwab Funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.


                                                                   REG38785 - 04
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

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations ("municipal issuers"). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. The funds may also acquire and hold "conduit securities," which are securities issued by a municipal issuer involving an arrangement or agreement with a person other than a municipal issuer to provide for, or secure repayment of, the securities. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.


                                                                   REG38785 - 04
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

The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is eligible, with respect to its validity and tax status, to be purchased by a fund.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments by money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-


                                                                   REG38785 - 04
quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a


                                                                   REG38785 - 04

Schwab fund may hold, provided that certain conditions are met. The conditions imposed by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest at least 80% of their net assets in securities that pay income that is exempt from federal taxes and the taxes of a particular state. These funds may invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions. They also may invest in securities issued by certain U.S. territories and possessions, such as Puerto Rico, that pay income that is exempt from federal and state income tax.

Securities of state-specific municipal funds are subject to the same general risks associated with other municipal funds' securities. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For example, the ability of issuers to pay interest on, and repay principal of, municipal securities of a given state may be affected by:
(1) amendments to the state's Constitution and related statutes that limit the taxing and spending authority of the state's government entities; (2) voter initiatives; (3) civil actions; (4) a wide variety of state laws and regulations; and (5) the general financial condition of the state. Accordingly, a fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

Municipal securities that are payable only from the revenues derived from a particular facility may be adversely affected by a state's laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal. For example, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities may have the effect of reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a state governmentally created fund, may be adversely affected by state laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of predicting (a) which specific municipal securities a state-specific municipal fund will invest from time to time; and (b) the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations in a given state, it is not presently possible to determine the impact of such laws and regulations on the securities in which a state-specific municipal fund may invest or on the shares of the state-specific municipal fund.

In addition, the Trust cannot predict what legislation, if any, may be proposed in a state's legislature in regards to the state personal income tax status of the interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal securities for investment by a fund and the value of the fund's investments. Further, in January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision,


                                                                   REG38785 - 04
and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the current term of the United States Supreme Court, which commenced on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a fund to become taxable by the state and the market value of such obligations to decline, which, in turn, may negatively affect the value of the fund's shares. In addition, such a determination by the Supreme Court may cause a significant and lengthy disruption in the state and local municipal bond markets due to the fact that 41 other states have adopted laws similar to the Kentucky law being reviewed by the Supreme Court. Each of these similarly situated states would be faced with a determination of whether to tax the interest on all state and local municipal bonds or exempt the interest on all state and local municipal bonds. It is likely that the states would not adopt a uniform approach. It is impossible to predict the length and severity of any market disruption that may be caused by a determination that the Kentucky law is unconstitutional, however, in general, any market disruption in a fund's principal trading markets (in this case, the municipal bond markets) may negatively affect the value of the fund's shares.

These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.

TEMPORARY DEFENSIVE INVESTMENTS. Under normal conditions, each fund does not intend to invest more than 20% of its net assets in securities whose interest is subject to federal income tax. With respect to the state-specific municipal money funds, the funds do not intend to invest, under normal conditions, more than 20% of their net assets in securities whose interest is subject to the respective state's income taxes. Accordingly, each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. In addition, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes. For the Schwab AMT Tax-Free Money Fund, Schwab California AMT Tax-Free Money Fund, Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund and the Schwab Massachusetts AMT Tax-Free Money Fund, under normal conditions, the funds do not currently intend to invest in any municipal securities whose interest is subject to the AMT. However, from time to time, as a temporary defensive measure or under abnormal market conditions, the funds may make temporary investments in securities whose interest is subject to federal income tax and in municipal securities whose interest is subject to the AMT.

U.S. GOVERNMENT SECURITIES. Many U.S. government securities are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a fund's share price or yield to fall.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.


                                                                   REG38785 - 04

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds grant the investors the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes. As consideration for providing the option, the agent receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bonds may be considered derivatives and are subject to the risk thereof.

The funds may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the "IRS") will agree with such counsel's opinion in any particular case, there is a risk that a fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions is unclear. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.


                                                                   REG38785 - 04

EACH OF SCHWAB MUNICIPAL MONEY FUND TM, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM AND SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase securities or make investments other than in accordance with investment objectives and policies.

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


                                                                   REG38785 - 04

(5) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

SCHWAB MUNICIPAL MONEY FUND TM AND SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND MAY NOT:

(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

EACH OF SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND TM, SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM, SCHWAB AMT TAX-FREE MONEY FUND AND SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND TM MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE SCHWAB AMT TAX-FREE MONEY FUND MAY NOT:

(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.


                                                                   REG38785 - 04

Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the diversification requirements set forth above.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).


                                                                   REG38785 - 04

(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(6)   Invest more than 10% of its net assets in illiquid securities.

(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

THE SCHWAB MUNICIPAL MONEY FUND TM MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, group of industries or in any one state (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

THE SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM, THE SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM, THE SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND TM, THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM, THE SCHWAB AMT TAX-FREE MONEY FUND TM, SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND TM AND SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND TM MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other


                                                                   REG38785 - 04
circumstances causes a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS


The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.


Certain trustees are "interested persons." A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.


Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of December 31, 2007, included 61 funds.



The tables below provide information about the trustees and officers for the Trust, which includes funds in this SAI. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2007, the Fund Complex included 72 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.



                                                                   REG38785 - 04

Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:


      NAME, YEAR OF
        BIRTH, AND
     POSITION(S) WITH                                                         NUMBER OF
        THE TRUST;                                                          PORTFOLIOS IN
     (TERM OF OFFICE                        PRINCIPAL OCCUPATIONS           FUND COMPLEX
      AND LENGTH OF                          DURING THE PAST FIVE            OVERSEEN BY
      TIME SERVED 1)                                YEARS                    THE TRUSTEE             OTHER DIRECTORSHIPS
-----------------------------   -----------------------------------------   -------------   ----------------------------------------
INDEPENDENT TRUSTEES
Mariann Byerwalter              Chairman of JDN Corporate Advisory LLC.           72        Board 1 -- Director, Redwood Trust, Inc.
1960
Trustee                                                                                     Board 2 -- Director, PMI Group, Inc.
(Trustee of CSFF since 2000.)

John F. Cogan                   Senior Fellow: The Hoover Institution at          61        Board 1 -- Director, Gilead Sciences,
1947                            Stanford University; Stanford Institute                     Inc.
Trustee                         for Economic Policy Research; Professor
(Trustee of CSFF since 2008.)   of Public Policy, Stanford University                       Board 2 -- Director, Monaco Coach
                                                                                            Corporation

                                                                                            Board 3 -- Director, Venture Lending and
                                                                                            Leasing, Inc.

William A. Hasler               Dean Emeritus, Haas School of Business,           72        Board 1 -- Director, Mission West
1941                            University of California, Berkeley. Until                   Properties.
Trustee                         February 2004, Co-Chief Executive
(Trustee of CSFF since 2000.)   Officer, Aphton Corp.                                       Board 2 -- Director, TOUSA.
                                (bio-pharmaceuticals). Prior to August
                                1998, Dean of the Haas School of                            Board 3 -- Director, Harris-Stratex
                                Business, University of California,                         Networks.
                                Berkeley (higher education).
                                                                                            Board 4 -- Director, Genitope Corp.

                                                                                            Board 5 -- Director, Ditech Networks.

                                                                                            Board 6 -- Rubicon Limited

Gerald B. Smith                 Chairman and Chief Executive Officer and          61        Board 1 -- Board of Cooper Industries.
1950                            founder of Smith Graham & Co. (investment
Trustee                         advisors).                                                  Board 2 -- Chairman of the Audit
(Trustee of CSFF since 2000.)                                                               Committee of Oneok Partners LP.



                                                                   REG38785 - 04

      NAME, YEAR OF
        BIRTH, AND
     POSITION(S) WITH                                                         NUMBER OF
        THE TRUST;                                                          PORTFOLIOS IN
     (TERM OF OFFICE                        PRINCIPAL OCCUPATIONS           FUND COMPLEX
      AND LENGTH OF                          DURING THE PAST FIVE            OVERSEEN BY
      TIME SERVED 1)                                YEARS                    THE TRUSTEE             OTHER DIRECTORSHIPS
-----------------------------   -----------------------------------------   -------------   ----------------------------------------
Donald R. Stephens              Managing Partner, D.R. Stephens & Company         61        Not Applicable.
1938                            (investments). Prior to 1996, Chairman
Trustee                         and Chief Executive Officer of North
(Trustee of CSFF since 1989.)   American Trust (real estate investment
                                trust).

Joseph H. Wender                Senior Managing Director, Chairman of the         61        Board 1 -- Board Member and Chairman of
1944                            Finance Committee, GSC Group, until                         the Audit Committee, Isis
Trustee                         December 2007; General Partner, Goldman                     Pharmaceuticals
(Trustee of CSFF since 2008.)   Sachs & Co., until June 2005

Michael W. Wilsey               Chairman and Chief Executive Officer,             61        Not Applicable.
1943                            Wilsey Bennett, Inc. (real estate
Trustee                         investment and management, and other
(Trustee of CSFF since 1989.)   investments).

INTERESTED TRUSTEES

Charles R. Schwab 2             Chairman, Chief Executive Officer and             61        Not Applicable.
1937                            Director, The Charles Schwab Corporation,
Chairman and Trustee            Charles Schwab & Co., Inc.; Chairman and
(Chairman and Trustee of        Director, Charles Schwab Investment
CSFF since 1989.)               Management, Inc., Charles Schwab Bank, N.
                                A.; Chairman and Chief Executive Officer,
                                Schwab (SIS) Holdings Inc. I, Schwab
                                International Holdings, Inc.; Chief
                                Executive Officer and Director, Schwab
                                Holdings, Inc.; Through June 2007,
                                Director, U.S. Trust Company, N. A., U.S.
                                Trust Corporation, United States Trust
                                Company of New York. Until May 2003,
                                Co-Chief Executive Officer, The Charles
                                Schwab Corporation.

Walter W. Bettinger II 2        President and Chief Operating Officer,            61        Not Applicable.
1960                            Charles Schwab & Co., Inc. and The
Trustee                         Charles Schwab Corporation; Director,
(Trustee of CSFF since 2008.)   Charles Schwab Bank; Executive Vice
                                President and President -- Schwab
                                Investor Services, The Charles Schwab
                                Corporation; Executive Vice President and
                                President -- Schwab Investor Services,
                                Charles Schwab & Co., Inc.; Chairman and
                                President, Schwab Retirement Plan
                                Services, Inc.; President and Chief
                                Executive Officer, The Charles Schwab
                                Trust Company, Director, Charles Schwab
                                Bank, N.A., Schwab Retirement Plan
                                Services, and Schwab Retirement
                                Technologies.



                                                                   REG38785 - 04

          NAME, YEAR OF BIRTH, AND
        POSITION(S) WITH THE TRUST;
            (TERM OF OFFICE AND                                      PRINCIPAL OCCUPATIONS DURING
          LENGTH OF TIME SERVED 3)                                        THE PAST FIVE YEARS
-----------------------------------------   ----------------------------------------------------------------------------------------
OFFICERS

Randall W. Merk                             Executive Vice President and President, Investment Management Services, Charles Schwab &
1954                                        Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 -- present);
President and Chief Executive Officer       President and Chief Executive Officer, Charles Schwab Investment Management, Inc.
(Officer of CSFF since 2007.)               (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles
                                            Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer
                                            and President, Charles Schwab Investment Management, Inc. and Executive Vice President,
                                            Charles Schwab & Co., Inc.

George Pereira                              Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management,
1964                                        Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust;
Treasurer and Principal Financial Officer   Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management
(Officer of CSFF since 2004.)               (Ireland) Limited. Through June 2007, Chief Financial Officer and Chief Accounting
                                            Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds
                                            Trust; Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc. From December
                                            1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co.,
                                            Inc.

Koji E. Felton                              Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment
1961                                        Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab &
Secretary and Chief Legal Officer           Co., Inc. Until 2006, Chief Legal Officer, Laudus Trust, Laudus Variable Insurance
(Officer of CSFF since 1998.)               Trust. Through June 2007, Chief Legal Officer and Secretary, Excelsior Funds Inc.,
                                            Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.



                                                                   REG38785 - 04

          NAME, YEAR OF BIRTH, AND
        POSITION(S) WITH THE TRUST;
            (TERM OF OFFICE AND                                      PRINCIPAL OCCUPATIONS DURING
          LENGTH OF TIME SERVED 3)                                        THE PAST FIVE YEARS
-----------------------------------------   ----------------------------------------------------------------------------------------
Randall Fillmore                            Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                                        Management, Inc.; Senior Vice President, Charles Schwab & Co., Inc.; Chief Compliance
Chief Compliance Officer and AML Officer    Officer, Laudus Trust, Laudus Variable Insurance Trust. Through June, 2007, Chief
(Officer of CSFF since 2002.)               Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
                                            Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc.,
                                            and Charles Schwab Investment Management, Inc.

Kimon P. Daifotis                           Senior Vice President and Chief Investment Officer -- Fixed Income, Charles Schwab
1959                                        Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager,
Senior Vice President and                   Charles Schwab Investment Management, Inc.
 Chief Investment Officer -- Fixed Income
(Officer of CSFF since 2004.)

Jeffrey M. Mortimer                         Senior Vice President and Chief Investment Officer -- Equities, Charles Schwab
1963                                        Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust
Senior Vice President and                   and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio
Chief Investment Officer -- Equities        Manager, Charles Schwab Investment Management, Inc.
(Officer of CSFF since 2004.)

Catherine MacGregor                         Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc.,
1964                                        and Laudus Trust and Laudus Variable Insurance Trust. Since 2006, Chief Counsel, Laudus
Vice President                              Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul
(Officer of CSFF since 2005.)               Hastings Janofsky & Walker LLP.

Cathy Sabo                                  Vice President, Compliance, Charles Schwab Investment, Management, Inc., and Laudus
1964                                        Trust and Laudus Variable Insurance Trust; until September 2004, Vice President, Client,
Vice President                              Sales & Services Controls, Charles Schwab & Co., Inc.
(Officer of CSFF since 2005.)

Michael Haydel                              Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice
1972                                        President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March
Vice President                              2004, Director, Charles Schwab & Co., Inc.
(Officer of CSFF since 2006.)


1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds(R) retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.


2 Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser. In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.



                                                                   REG38785 - 04

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

                               TRUSTEE COMMITTEES

The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:


            - The Audit and Compliance Committee (formerly the Audit/Portfolio Compliance Committee) has oversight responsibility for the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and for the Trust's overall system of internal controls. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Hasler and Cogan and Ms. Byerwalter are members of this Committee. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met 4 times during the most recent fiscal year.



            - The primary purpose of the Governance Committee is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Hasler, Cogan and Wilsey and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 8 times during the most recent fiscal year.



            - The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Smith, Wilsey, Wender and Stephens are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The committee met 4 times during the most recent fiscal year.



            - The primary purposes of the Marketing, Distribution and Shareholder Servicing Committee are to review matters relating to the marketing of the funds' shares; to oversee the quality and cost of shareholder services provided to the Trust and its shareholders pursuant to the shareholder servicing and/or administrative service plans; and to oversee the Trust's distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Smith, Stephens and Wender are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The committee met 4 times during the most recent fiscal year.



                                                                   REG38785 - 04

                              TRUSTEE COMPENSATION


The following table provides trustee compensation for the fiscal year ending December 31, 2007. Please note that Mr. Wender and Mr. Cogan were appointed to the Board on January 1, 2008 and, therefore, did not receive compensation as trustees for the fiscal year ending December 31, 2007. Mr. Wender and Mr. Cogan will receive compensation from the Trust and the Fund Complex for their services as trustees during the current fiscal year. Mr. Bettinger was appointed to the Board on January 1, 2008. As an interested trustee, Mr. Bettinger does not receive compensation from the Trust for serving as a trustee. Certain of this information is for the Fund Complex, which included 72 funds as of December 31, 2007.



                            ($)         Pension or Retirement Benefits                 ($)
                         Aggregate          Accrued as Part of Fund       Total Compensation from Fund
 Name of Trustee        Compensation               Expenses                          Complex
--------------------    ------------    ------------------------------    ----------------------------
INTERESTED TRUSTEES

Charles R. Schwab            0                       N/A                                0
Randy Merk*                  0                       N/A                                0

INDEPENDENT TRUSTEES

Mariann Byerwalter        $119,156                  6,814                           $260,861
Donald F. Dorward**       $113,718                   N/A                            $209,000
William A. Hasler         $119,156                  6,814                           $260,861
Robert G. Holmes**        $119,156                   N/A                            $219,000
Gerald B. Smith           $112,634                   N/A                            $207,000
Donald R. Stephens        $112,634                   N/A                            $207,000
Michael W. Wilsey         $118,072                   N/A                            $217,000


* Mr. Merk resigned from the Board on December 31, 2007.

** Messrs. Dorward and Holmes retired December 31, 2007.


                                                                   REG38785 - 04
                                       23

                   SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE


The following tables provide each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2007. As of December 31, 2007, the Family of Investment Companies included 61 funds.




Name of Trustee                     Dollar Range of Trustee                                Aggregate Dollar Range Of
                                    Ownership of the Fund:                              Trustee Ownership In the Family
                                                                                            of Investment Companies
                     Schwab           Schwab          Schwab New       Schwab New
                     Municipal        California      York AMT Tax-    Jersey AMT
                     Money Fund TM    Municipal       Free Money       Tax-Free Money
                                      Money Fund TM   Fund TM          Fund TM
INTERESTED
   TRUSTEES
Charles R. Schwab        None        Over $100,000     None               None                    Over $100,000
Walt Bettinger       Over $100,000       None          None               None                    Over $100,000
INDEPENDENT
TRUSTEES
Mariann Byerwalter       None            None          None               None                    Over $100,000
Joseph H. Wender         None            None          None               None
William A. Hasler        None            None          None               None                    Over $100,000
John F. Cogan            None            None          None               None
Gerald B. Smith          None            None          None               None                    Over $100,000
Donald R. Stephens       None            None          None               None                    Over $100,000
Michael W. Wilsey        None            None          None               None                    Over $100,000



Name of Trustee                       Dollar Range of Trustee                             Aggregate Dollar Range Of
                                      Ownership of the Fund:                              Trustee Ownership In the
                                                                                            Family of Investment
                                                                                                Companies
                     Schwab            Schwab AMT        Schwab           Schwab
                     Pennsylvania      Tax-Free Money    Massachusetts    California AMT
                     Municipal Money   Fund              AMT Tax-Free     Tax-Free Money
                     Fund TM                             Money Fund TM    Fund
INTERESTED
   TRUSTEES
Charles R. Schwab    None                  None              None             None          Over $100,000
Walt Bettinger       None              Over $100,000         None             None          Over $100,000
INDEPENDENT
TRUSTEES
Mariann Byerwalter   None                  None              None             None          Over $100,000


                                                                   REG38785 - 04

Name of Trustee                       Dollar Range of Trustee                             Aggregate Dollar Range Of
                                      Ownership of the Fund:                              Trustee Ownership In the
                                                                                            Family of Investment
                                                                                                Companies
                     Schwab            Schwab AMT        Schwab           Schwab
                     Pennsylvania      Tax-Free Money    Massachusetts    California AMT
                     Municipal Money   Fund              AMT Tax-Free     Tax-Free Money
                     Fund TM                             Money Fund TM    Fund
Joseph H. Wender     None                  None              None             None
William A. Hasler    None                  None              None             None          Over $100,000
John F. Cogan        None                  None              None             None
Gerald B. Smith      None                  None              None             None          Over $100,000
Donald R. Stephens   None                  None              None             None          Over $100,000
Michael W. Wilsey    None                  None              None             None          Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as described under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

                CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 17, 2008, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of April 15, 2008, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND TM -- SWEEP SHARES

Marc Andrew Kaufman                               5.22%
770 Boyleston Ave. Apt. 201
Boston, MA 02199


                                                                   REG38785 - 04

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND TM -- VALUE ADVANTAGE SHARES

C POHL & E NIQUETTE TTE                           6.93%
CHARLES FREDERICK POHL AND EVE
2496 Filbert Street
San Francisco, CA 94123


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

ADVISORY AGREEMENT

The continuation of a fund's Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion -- 0.35%
More than $1 billion but not exceeding $10 billion -- 0.32%
More than $10 billion but not exceeding $20 billion -- 0.30%
More than $20 billion but not exceeding $40 billion -- 0.27%
More than $40 billion -- 0.25%


For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Municipal Money Fund TM paid net investment advisory fees of $27,004,000 (fees were reduced by $17,852,000), $28,110,000 (fees were reduced by $17,980,000) and
$32,093,000 (fees were reduced by $13,769,000), respectively.


For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab California Municipal Money Fund TM paid net investment advisory fees of $15,377,000 (fees were reduced by $9,788,000),

                                                                   REG38785 - 04

$17,423,000 (fees were reduced by $10,843,000) and $24,991,000 (fees were reduced by $5,605,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab New York AMT Tax-Free Money Fund TM paid net investment advisory fees of $3,832,000 (fees were reduced by $2,761,000), $4,282,000 (fees were reduced by $3,185,000) and
$7,194,000 (fees were reduced by $1,351,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab New Jersey AMT Tax-Free Money Fund TM paid net investment advisory fees of $763,000 (fees were reduced by $983,000), $730,000 (fees were reduced by $1,123,000) and $1,519,000 (fees were reduced by $644,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Pennsylvania Municipal Money Fund TM paid net investment advisory fees of $543,000 (fees were reduced by $839,000), $553,000 (fees were reduced by $938,000) and $968,000
(fees were reduced by $529,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab AMT Tax-Free Money Fund paid net investment advisory fees of $2,164,000 (fees were reduced by $2,362,000), $1,843,000 (fees were reduced by $2,442,000) and $4,105,000 (fees were reduced by $2,416,000), respectively.



For the fiscal years ended December 31, 2005, 2006 and 2007, Schwab Massachusetts AMT Tax-Free Money Fund paid net investment advisory fees of $504,000 (fees were reduced by $843,000), $477,000 (fees were reduced by $935,000) and $989,000 (fees were reduced by $551,000), respectively.



From November 16, 2007 to December 31, 2007, Schwab California AMT Tax-Free Money Fund paid net investment advisory fees of $19,000 (fees were reduced by $61,000).



Schwab and the investment adviser have agreed to limit each of the Sweep Shares of the Schwab New York AMT Tax-Free Money Fund's TM, the Schwab New Jersey AMT Tax-Free Money Fund's TM, the Schwab Pennsylvania Municipal Money Fund's TM and the Schwab Massachusetts AMT Tax-Free Money Fund's TM "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit each of the Value Advantage Shares of the Schwab Municipal Money Fund's TM, Schwab California Municipal Money Fund's TM, Schwab New York AMT Tax-Free Money Fund's TM,
Schwab AMT Tax-Free Money Fund's TM and Schwab California AMT Tax Free Money Fund's TM "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit the Schwab Municipal Money Fund's Institutional Shares and Select Shares(R) "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.24% and 0.35%, respectively, through April 29, 2010.



Schwab and the investment adviser have agreed to limit the Schwab Municipal Money Fund's Sweep Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.62%


                                                                   REG38785 - 04
for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


Schwab and the investment adviser have agreed to limit the Schwab AMT Tax-Free Money Fund's Sweep Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.62% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit the Schwab California Municipal Money Fund's Sweep Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



[An expense cap, where applicable, is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.15% of the Sweep Shares' average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Municipal Money Fund TM, Schwab California Municipal Money Fund TM, Schwab New York AMT Tax-Free Money Fund TM, and Schwab AMT Tax-Free Money Fund TM, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.05% of each share class' average daily net assets.



For the services performed as transfer agent under its contract with the Schwab California AMT Tax-Free Money Fund TM, Schwab is entitled to receive an annual fee, payable monthly, in the amount of 0.05% of the Value Advantage Shares' average daily net assets.


                                                                   REG38785 - 04

For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.20% of the Sweep Shares' average daily net assets.



For the services performed as shareholder services agent under its contract with the Schwab Municipal Money Fund TM, Schwab California Municipal Money Fund TM, Schwab New York AMT Tax-Free Money Fund TM and Schwab AMT Tax-Free Money
Fund TM, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.17% of each share class' average daily net assets.



For the services performed as shareholder services agent under its contract with the Schwab California AMT Tax-Free Money Fund TM, Schwab is entitled to receive an annual fee, payable monthly, from each share class in the following amounts:
0.17% of the Value Advantage Shares' average daily net assets; and 0.20% of the Sweep Shares' average daily net assets.


The Sweep Shares of the Schwab California AMT Tax-Free Money Fund TM are not currently open for investment.

                          CUSTODIAN AND FUND ACCOUNTANT


State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111, serves as custodian and fund accountant for the funds.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The funds' independent registered public accounting firm, PricewaterhouseCoopers, LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is 3 Embarcadero Center, San Francisco, CA 94111. Each fund's audited financial statements for the fiscal year ended December 31, 2007, are included in the fund's annual report that is supplied with the SAI.


                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 OTHER EXPENSES


The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.


                                                                   REG38785 - 04

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.

                          PORTFOLIO HOLDINGS DISCLOSURE

The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of the fund's portfolio holdings information.

A complete list of each fund's portfolio holdings is published on the Schwab Funds website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the funds also provide on the website monthly information regarding certain attributes of a fund's portfolio, such as a fund's sector weightings, portfolio composition, credit quality and duration and maturity, as applicable. The information on the website is publicly available to all categories of persons.

Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

In addition, the funds' service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio

                                                                   REG38785 - 04
holdings information whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.

The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis includes, but is not limited to, the allocation of a fund's portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.

                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of

                                                                   REG38785 - 04
the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows

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

procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                                  PROXY VOTING

The Board of Trustees of the Trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM's Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM's Proxy Voting Policy and Procedures is included in Appendix B.

The Trust is required to disclose annually a fund's complete proxy voting record on Form N-PX. A fund's proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab Funds' website at www.schwab.com/schwabfunds. A fund's Form N-PX is also available on the SEC's website at www.sec.gov.

                             REGULAR BROKER-DEALERS

Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2007, no fund purchased securities issued by its regular broker-dealers.

                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval. Further, the Declaration of Trust authorizes the Board of Trustees to merge or reorganize a series of the Trust without shareholder approval unless shareholder approval is required by law.


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

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                    PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and the following federal holiday observances:
Columbus Day and Veterans Day. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The following NYSE holiday closings are currently scheduled for 2008: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.

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

Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

Each of the Schwab New Jersey AMT Tax-Free Money Fund, Schwab Massachusetts AMT Tax-Free Money Fund and Schwab Pennsylvania Municipal Money Funds offer one share class, Sweep Shares. Each of Schwab California Municipal Money Fund TM, Schwab New York AMT Tax-Free Money Fund TM, Schwab California AMT Tax-Free Money Fund and Schwab AMT Tax-Free Money Fund is composed of two classes of shares, Sweep Shares and Value Advantage Shares. For the Schwab California AMT Tax-Free Money Fund, only the Value Advantage Shares class is open for investment. Schwab Municipal Money Fund TM is composed of four share classes, Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Each fund's share classes share a common investment portfolio and objective but have different minimum investment requirements and different expenses. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account. The Value Advantage, Select and Institutional Shares do not have a sweep feature.

                         EXCHANGING SHARES OF THE FUNDS

Shares of any Schwab Funds, including any class of shares, may be sold and the shares of any other Schwab Fund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied, including any investor eligibility requirements. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to

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

provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above a fund's $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to

                                                                   REG38785 - 04
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

federal income tax, at regular corporate rates on its net income, including any net realized capital gains.

The fund is treated as a separate entity for federal income tax purposes and is not combined with the trust's other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.

A fund's transactions in futures contracts, options and certain other investment activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. A fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

                  FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

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

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.

Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate)

                                                                   REG38785 - 04
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

on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007 are not subject to U.S. withholding tax, if, subject to certain exceptions, such dividends qualify as interest related dividends or as short-term capital gain dividends. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Tax-exempt income, including exempt interest dividends paid by a fund, are taken into account in determining whether a portion of a shareholder's social security or railroad retirement benefits will be subject to federal income.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

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

Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.

The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.

                            STATE TAX CONSIDERATIONS

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable fund's transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.

                          CALIFORNIA TAX CONSIDERATIONS


The Schwab California Municipal Money Fund TM and Schwab California AMT Tax-Free Money Fund intend to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The funds will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of a fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) a fund continues to qualify as a regulated investment company.



If a fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. A fund will notify its shareholders of the amount of exempt-interest dividends each year.



Corporations subject to California franchise tax that invest in a fund may not be entitled to exclude California exempt-interest dividends from income.



Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of a fund's earnings and profits.


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


Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.


                           NEW YORK TAX CONSIDERATIONS


Dividends paid by the Schwab New York AMT Tax-Free Money Fund TM that are derived from interest on municipal securities issued by New York State and its political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on municipal securities issued by New York and its political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if the entity receiving the dividends has a sufficient nexus with New York State or New York City.


Other dividends and distributions from other state's municipal securities, U.S. government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

                          NEW JERSEY TAX CONSIDERATIONS


Under current law, investors in the Schwab New Jersey AMT Tax-Free Money
Fund TM will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the fund's disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company with the SEC; (2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; (3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and (4) complying with certain continuing reporting requirements.


However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United

                                                                   REG38785 - 04
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

States government from a mutual fund that did not meet the requirements to be a qualified investment fund. The state of New Jersey indicates that its existing statutes and regulation are under review.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for a qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Schwab Pennsylvania Municipal Money Fund TM from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.

Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock tax or franchise tax.

The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.

Shares of the Schwab Pennsylvania Municipal Money Fund TM may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

                        MASSACHUSETTS TAX CONSIDERATIONS

Under current law, investors in the fund will not be subject to the Massachusetts personal income tax on distributions from the fund attributable to interest income from Massachusetts municipal securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities. Massachusetts requires that the fund properly designate such dividends in a written

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

notice mailed to the fund's shareholders not later than sixty days after the close of the fund's taxable year.

Distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's tax year.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

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


                   APPENDIX A -- RATINGS OF INVESTMENT SECURITIES


                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

               SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION


An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.


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


          APPENDIX B -- DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES


                     CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                               SCHWAB INVESTMENTS
                              SCHWAB CAPITAL TRUST
                            SCHWAB ANNUITY PORTFOLIOS


                             AS OF FEBRUARY 1, 2008


Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Fund Administration, Legal, and Portfolio Management Departments, and chaired by CSIM's Vice President-Portfolio Operations & Analytics. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Glass Lewis & Co. ("Glass Lewis"), as an additional expert in proxy voting, to assist CSIM in voting proxies of limited partnerships. Glass Lewis is an independent provider of global proxy research and voting recommendations.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such

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

procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

      Except under each of the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

      ISS's Proxy Procedures are not intended to cover proxies of limited partnerships ("LP Proxies"), and accordingly ISS does not provide analysis or voting recommendations for LP Proxies. To assist in its responsibility for voting LP Proxies, the Proxy Committee has received and reviewed Glass Lewis's written proxy policy guidelines ("Glass Lewis's Proxy Procedures") and has determined that Glass Lewis's Proxy Procedures are consistent with CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to Glass Lewis's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients. In general, the Proxy Committee or its designee will instruct ISS to vote an LP Proxy consistent with the recommendation provided by Glass Lewis in accordance with Glass Lewis's Proxy Procedures.

      For proxy issues, including LP Proxy issues, that are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS or Glass Lewis, as applicable. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.


      With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the 1940 Act, as amended, require the Schwab Funds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.


      In addition to ISS not providing analyses or recommendations for LP Proxies, there may be other circumstances in which ISS does not provide an analysis or recommendation for voting a security's proxy. In that event, and when the following criteria are met, two members of the Proxy Committee, including at least one representative from equity Portfolio Management, may decide how to vote such proxy in order to maximize the value of that particular holding. The following criteria must be met: (1) For each Fund that holds the security in its portfolio, the value of the security must represent less than one tenth of one cent in the Fund's NAV, and (2) the security's value must equal less than $50,000 in the aggregate across all of the Funds and separate accounts that hold this

                                                                   REG38785 - 04
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

security. Any voting decision made under these circumstances will be reported to the Proxy Committee at its next scheduled meeting.

      Conflicts of Interest. Except as described above for proxies of mutual funds, where proxy issues present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures, or, in the case of LP Proxies, in accordance with Glass Lewis's recommendations as provided to ISS. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

   -  proxy statements and ballots written in a foreign language;
   -  untimely and/or inadequate notice of shareholder meetings;
   -  restrictions of foreigner's ability to exercise votes;
   -  requirements to vote proxies in person;
   - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time in proximity to the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs ISS not to vote such foreign proxies.

      Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security's voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund's securities on loan and vote such securities' proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such securities' proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other

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

client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

At scheduled meetings of the Proxy Committee, attendance by four members (or their respective designates) constitutes a quorum. Two members of the Committee may make voting decisions under the limited circumstances described above.

CONCISE SUMMARY OF ISS 2008 PROXY VOTING GUIDELINES:
Effective for Meetings on or after Feb. 1, 2008
Updated Dec. 21, 2007


1. Auditors

AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:

   - An auditor has a financial interest in or association with the company, and is therefore not independent;
   - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;
   - Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
   -  Fees for non-audit services ("other" fees) are excessive.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
   -  The tenure of the audit firm;
   -  The length of rotation specified in the proposal;
   -  Any significant audit-related issues at the company;
   -  The number of audit committee meetings held each year;
   -  The number of financial experts serving on the committee; and
   - Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote AGAINST or WITHHOLD from individual directors who:

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

   - Attend less than 75 percent of the board and committee meetings without a valid excuse;
   -  Sit on more than six public company boards;
   - Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

   - The company's proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;
   - The company's poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
   - The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
   - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
   - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
   - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
   - At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
   - The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS' "Performance Test for Directors" policy;
   - The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

   - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
   - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
   - The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
   -  The full board is less than majority independent.

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

Vote AGAINST or WITHHOLD from the members of the audit committee if:

   - The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");
   - Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
   - There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

   - There is a negative correlation between the chief executive's pay and company performance;
   - The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
   - The company fails to submit one-time transfers of stock options to a shareholder vote;
   - The company fails to fulfill the terms of a burn-rate commitment made to shareholders;
   -  The company has backdated options (see "Options Backdating" policy);
   - The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

   - The company has proxy access or a similar structure to allow shareholders to nominate directors to the company's ballot; and
   - The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

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

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring that the chairman's position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:
   - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
               - presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
               - serves as liaison between the chairman and the independent directors;
               -  approves information sent to the board;
               -  approves meeting agendas for the board;
               - approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
               - has the authority to call meetings of the independent directors;
               - if requested by major shareholders, ensures that he is available for consultation and direct communication;
   - The company publicly discloses a comparison of the duties of its independent lead director and its chairman;
   - The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;
   -  Two-thirds independent board;
   -  All independent key committees;
   -  Established governance guidelines;
   - The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and
   -  The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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

OPEN ACCESS

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

   -  The ownership threshold proposed in the resolution;
   - The proponent's rationale for the proposal at the targeted company in terms of board and director conduct.
3. Proxy Contests
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

   - Long-term financial performance of the target company relative to its industry;
   -  Management's track record;
   -  Background to the proxy contest;
   -  Qualifications of director nominees (both slates);
   - Strategic plan of dissident slate and quality of critique against management;
   - Likelihood that the proposed goals and objectives can be achieved (both slates);
   -  Stock ownership positions.
REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

   - The election of fewer than 50 percent of the directors to be elected is contested in the election;
   -  One or more of the dissident's candidates is elected;
   -  Shareholders are not permitted to cumulate their votes for directors; and
   - The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Takeover Defenses
POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

   -  Shareholders have approved the adoption of the plan; or

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   -  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

   -  No lower than a 20 percent trigger, flip-in or flip-over;
   -  A term of no more than three years;
   - No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
   - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.
SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

   - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
   - Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
   - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

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   -  Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
      - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:

         -  The reasons for reincorporating;
         -  A comparison of the governance provisions;
         -  Comparative economic benefits; and
         -  A comparison of the jurisdictional laws.

7. Capital Structure
COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

         -  Rationale;
         - Good performance with respect to peers and index on a five-year total shareholder return basis;
         -  Absence of non-shareholder approved poison pill;
         -  Reasonable equity compensation burn rate;
         -  No non-shareholder approved pay plans; and

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      -  Absence of egregious equity compensation practices.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

   - It is intended for financing purposes with minimal or no dilution to current shareholders;
   - It is not designed to preserve the voting power of an insider or significant shareholder.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation
EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

   -  The total cost of the company's equity plans is unreasonable;
   - The plan expressly permits the repricing of stock options without prior shareholder approval;
   -  There is a disconnect between CEO pay and the company's performance;
   - The company's three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or
   -  The plan is a vehicle for poor pay practices.

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POOR PAY PRACTICES

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices:

   - Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);
   - Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);
   - Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);
   - Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;
   - New CEO with overly generous new hire package (e.g., excessive "make whole" provisions);
   - Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;
            - Severance paid for a "performance termination," (i.e., due to the executive's failure to perform job functions at the appropriate level); -
            - Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);
            - Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;
   - Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);
   - Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);
   -  Other excessive compensation payouts or poor pay practices at the company.

DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:
   - Director stock ownership guidelines with a minimum of three times the annual cash retainer.
   -  Vesting schedule or mandatory holding/deferral period: -

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            -  A minimum vesting of three years for stock options or restricted stock; or --
            - Deferred stock payable at the end of a three-year deferral period.
   -  Mix between cash and equity:
            - A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or
            - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
   - No retirement/benefits and perquisites provided to non-employee directors; and
   - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

   -  Purchase price is at least 85 percent of fair market value;
   -  Offering period is 27 months or less; and
   - The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

   -  Purchase price is less than 85 percent of fair market value; or
   -  Offering period is greater than 27 months; or
   - The number of shares allocated to the plan is more than 10 percent of the outstanding shares.
EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

   - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
   - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
   - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;
   - No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.

OPTIONS BACKDATING

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or

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WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

   - Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);
   -  Length of time of options backdating;
   -  Size of restatement due to options backdating;
   - Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;
   - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.
OPTION EXCHANGE PROGRAMS/REPRICING OPTIONS

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

   - Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;
   - Rationale for the re-pricing--was the stock price decline beyond management's control?
   -  Is this a value-for-value exchange?
   -  Are surrendered stock options added back to the plan reserve?
   - Option vesting--does the new option vest immediately or is there a black-out period?
   - Term of the option--the term should remain the same as that of the replaced option;
   -  Exercise price--should be set at fair market or a premium to market;
   -  Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

STOCK PLANS IN LIEU OF CASH

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model.

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In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

TRANSFER PROGRAMS OF STOCK OPTIONS

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

   - Executive officers and non-employee directors are excluded from participating;
   - Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
   - There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

   -  Eligibility;
   -  Vesting;
   -  Bid-price;
   -  Term of options;
   - Transfer value to third-party financial institution, employees and the company.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

SHAREHOLDER PROPOSALS ON COMPENSATION

ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

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COMPENSATION CONSULTANTS--DISCLOSURE OF BOARD OR COMPANY'S UTILIZATION

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.

DISCLOSURE/SETTING LEVELS OR TYPES OF COMPENSATION FOR EXECUTIVES AND DIRECTORS

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

PAY FOR SUPERIOR PERFORMANCE

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's compensation plan for senior executives. The proposal should have the following principles:

   - Sets compensation targets for the plan's annual and long-term incentive pay components at or below the peer group median;
   - Delivers a majority of the plan's target long-term compensation through performance-vested, not simply time-vested, equity awards;
   - Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
   - Establishes performance targets for each plan financial metric relative to the performance of the company's peer companies;
   - Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company's performance on its selected financial performance metrics exceeds peer group median performance.
   -  Consider the following factors in evaluating this proposal:
   - What aspects of the company's annual and long-term equity incentive programs are performance-driven?
   - If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
   - Can shareholders assess the correlation between pay and performance based on the current disclosure?
   - What type of industry and stage of business cycle does the company belong to?

PERFORMANCE-BASED AWARDS

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Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

   - First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a "substantial" portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.
   - Second, assess the rigor of the company's performance-based equity program. If the bar set for the performance-based program is too low based on the company's historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program's poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

PRE-ARRANGED TRADING PLANS (10B5-1 PLANS)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

   - Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;
   - Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;
   - Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;
   - Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;
   -  An executive may not trade in company stock outside the 10b5-1 Plan.
   - Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.
RECOUP BONUSES

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

   -  If the company has adopted a formal recoupment bonus policy; or
   - If the company has chronic restatement history or material financial problems.

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SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

   -  The triggering mechanism should be beyond the control of management;
   - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);
   - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

9. Corporate Social Responsibility (CSR) Issues
CONSUMER LENDING

Vote CASE-BY CASE on requests for reports on the company's lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

   - Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;
   - Whether the company has adequately disclosed the financial risks of the lending products in question;
   - Whether the company has been subject to violations of lending laws or serious lending controversies;
   - Peer companies' policies to prevent abusive lending practices. PHARMACEUTICAL PRICING

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

   -  The existing level of disclosure on pricing policies;
   -  Deviation from established industry pricing norms;
   - The company's existing initiatives to provide its products to needy consumers;
   -  Whether the proposal focuses on specific products or geographic regions.

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PRODUCT SAFETY AND TOXIC MATERIALS

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:
   - The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;
   - The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
   - The company has not been recently involved in relevant significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

   -  Current regulations in the markets in which the company operates;
   - Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and
   -  The current level of disclosure on this topic.
CLIMATE CHANGE

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations unless:

   - The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;
   - The company's level of disclosure is comparable to or better than information provided by industry peers; and
   - There are no significant fines, penalties, or litigation associated with the company's environmental performance.
GREENHOUSE GAS EMISSIONS

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

POLITICAL CONTRIBUTIONS AND TRADE ASSOCIATIONS SPENDING

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

   - The company is in compliance with laws governing corporate political activities; and
   - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

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Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

   - Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and
   - The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

SUSTAINABILITY REPORTING

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

   - The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
   - The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

GLASS LEWIS SUMMARY DOMESTIC PROXY PAPER POLICY GUIDELINES:

                            I. ELECTION OF DIRECTORS

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically consist of at least two-thirds independent directors, have a record of positive performance and include directors with a breadth and depth of experience.

Board Composition

We look at each individual on the board and examine his or her relationships with the company, the company's executives and with other board members. The purpose of this inquiry is to determine

                                                                   REG38785 - 04
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

whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board's commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be "current" for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 25% or more of the company's voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will withhold from directors for the following reasons:

          - A director who attends less than 75% of the board and applicable committee meetings.
          - A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).
          - A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.
          - All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.

We also feel that the following conflicts of interest may hinder a director's performance and will therefore withhold from a:

          -  CFO who presently sits on the board.
          -  Director who presently sits on an excessive number of boards
          - Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.
          - Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.
          -  Director with an interlocking directorship.

Board Committee Composition

All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders withhold their votes for any

                                                                   REG38785 - 04
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

affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.

Review of the Compensation Discussion and Analysis Report

We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

Separation of the roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.

We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not withhold votes from CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.

In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.

Majority Voting for the Election of Directors

Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

Classified Boards

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Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

Mutual Fund Boards

Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund's adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:

   1. We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.
   2. We recommend withholding votes from the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director.

                             II. FINANCIAL REPORTING

Auditor Ratification

We believe that role of the auditor is crucial in protecting shareholder value. In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

Glass Lewis generally supports management's recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:

         - When audit fees added to audit-related fees total less than one-third of total fees.
         - When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).
         -  When the company has aggressive accounting policies.
         - When the company has poor disclosure or lack of transparency in financial statements.
         - When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.
         - When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Auditor Rotation

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

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Pension Accounting Issues

Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company's net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.

                                III. COMPENSATION

Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:

            - Companies should seek additional shares only when needed. - The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).
            - If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.
            - Annual net share count and voting power dilution should be limited.
            - Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.
            - The expected annual cost of the plan should be proportional to the value of the business.
            - The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.
            - Plans should deliver value on a per-employee basis when compared with programs at peer companies.
            -  Plans should not permit re-pricing of stock options.

Option Exchanges

Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:

            -  Officers and board members do not participate in the program.
            -  The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.
            -  The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.
            - Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.

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Performance Based Options

We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

Linking Pay with Performance

Executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company's peers and will recommend withholding votes for the election of compensation committee members at companies that receive a grade of F.

Director Compensation Plans

Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals.

Options Expensing

We will always recommend a vote in favor of a proposal to expense stock options. We believe that stock options are an important component of executive compensation and that the expense of that compensation should be reflected in a company's operational earnings. When companies do not to expense options, the effect of options on the company's finances is obscured and accountability for their use as a means of compensation is greatly diminished.

Limits on Executive Compensation

Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board's compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.

Limits on Executive Stock Options

We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive's compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically vote against caps on executive stock options.

                            IV. GOVERNANCE STRUCTURE

Anti-Takeover Measures

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Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company's course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan's implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable 'qualifying offer' clause.

Right of Shareholders to Call a Special Meeting

We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.

Shareholder Action by Written Consent

We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.

Authorized Shares

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

   1. Stock split
   2. Shareholder defenses
   3. Financing for acquisitions
   4. Financing for operations

Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.

Voting Structure

Cumulative Voting

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Glass Lewis will vote for proposals seeking to allow cumulative voting.
Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders' input in making decisions on such crucial matters as selling the business.

Shareholder Proposals

Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

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
                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23.    Exhibits.

      (a)   Articles of       Amended and Restated Agreement and Declaration of
            Incorporation     Trust, dated May 9, 1995, is incorporated herein
                              by reference to Exhibit (1), File No. 811-5954 of
                              Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

      (b)   By-laws           Amended and Restated By-Laws, dated as of November
                              16, 2004, is incorporated herein by reference to Exhibit (b), File No. 811-5954 of Post-Effective
                              Amendment No. 58 to Registrant's Registration
                              Statement on Form N-1A, was electronically filed on April 28, 2005.

      (c)   Instruments       (i)       Article III, Sections 4 and 5; Article
            Defining                    IV, Section 1; Article V; Article VI,
            Rights of                   Section 2; Article VIII, Section 4; and
            Shareholders                Article IX, Sections 1, 4 and 7 of the
                                        Agreement and Declaration of Trust,
                                        dated as of May 9, 1995, is incorporated herein by reference to Exhibit (1), File
                                        No. 811-5954, of Post-Effective
                                        Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 14,
                                        1998.

                              (ii) Article 9 and Article 11 of the Amended and Restated By-Laws, dated as of November 16, 2004, is incorporated herein by reference to Exhibit (b), File No. 811-5954, of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 28, 2005.

      (d)   Investment        (i)       Investment Advisory and Administration
            Advisory                    Agreement between Registrant and Charles
            Contracts                   Schwab Investment Management, Inc. (the
                                        "Investment Adviser") with respect to
                                        Schwab Money Market Fund, Schwab
                                        Government Money Fund and Schwab
                                        Municipal Money Fund, dated June 1,
                                        2001, is incorporated herein by
                                        reference to Exhibit (d)(i), File No.
                                        811-5954, of Post-Effective Amendment
                                        No. 65 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 25, 2007.

                              (ii) Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii), File No. 811-5954, of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 25, 2007.

                              (iii) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1997.


                              (iv) Schedule A, dated as of October 1, 2007, to the Investment Advisory and Administration Agreement between
                                        Registrant and the Investment Adviser
                                        dated June 15, 1994, is filed herewith
                                        as Exhibit (d)(iv), File No. 811-5954.


                              (v) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v), File No. 811-5954, of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 25, 2007.

                              (vi) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, is incorporated herein by reference to Exhibit (d)(vi), File No. 811-5954, of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 25, 2007.


                              (vii) Schedule D, dated as of October 1, 2007, to the Investment Advisory and Administration Agreement between
                                        Registrant and the Investment Adviser,
                                        dated June 15, 1994, is incorporated
                                        herein by reference to Exhibit (d)(vii), File No. 811-5954, of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.



                              (viii) Letter of Agreement between Registrant, on behalf of the "Schwab Taxable Money Funds Group", and the Investment Adviser and Schwab, dated December 29, 2006, is incorporated herein by reference to Exhibit (d)(ix), File No. 811-5954, of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 25, 2007.



                              (ix) Letter of Agreement between Registrant, on behalf of the "Schwab Tax-Free Money Funds Group," and the Investment Adviser and Schwab, dated December 29, 2006, is incorporated herein by reference to Exhibit (d)(x), File No. 811-5954, of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 25, 2007.

                              (x) Letter of Agreement between Registrant, Investment Adviser and Charles Schwab & Co. Inc., ("Schwab"), dated April 30, 2008, is filed herein as Exhibit (d)(x), File No. 811-5954, of Post-Effective Amendment No. 66.



                              (xi) Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(xii), File No. 811-5954, of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 18, 2007.



                              (xii) Schedule A, dated as of April 30, 2008, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is filed herewith as Exhibit (d)(xii), File No. 811-5954, of Post-Effective Amendment No. 67.


      (e)   Underwriting      (i)       Distribution Agreement between
            Contracts                   Registrant and Schwab, dated June 15,
                                        1994, is incorporated herein by
                                        reference to Exhibit (6)(a), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.


                              (ii) Schedule A, dated as of October 1, 2007, to the Distribution Agreement between Registrant and Schwab, dated June 15, 1994, is incorporated herein by reference to Exhibit (e)(ii), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.


      (f)   Bonus or                    Inapplicable.
            Profit
            Sharing
            Contracts

      (g)   Custodian         (i)       Master Accounting Services Agreement
            Agreements                  between Registrant and State Street Bank
                                        and Trust Company, dated October 1,
                                        2005, is incorporated herein by
                                        reference to Exhibit (g)(ix), File No.
                                        811-5954, Post-Effective Amendment No.
                                        59 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 28, 2006.

                              (ii) Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-5954, Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 28, 2006.

                              (iii) Amended and Restated Foreign Custody Agreement between Registrant and PFPC Trust Company, dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(iii), File No. 811-5954, of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                              (iv) Amended and Restated Transfer Agency Agreement and Schedule B between Registrant and Schwab, dated June 5, 1995, is incorporated herein by reference to Exhibit (8)(e), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed February 14, 1998.

                              (v) Schedule A, dated as of January 1, 2007, and Schedule C, dated as of October 1, 2007, to the Amended and Restated Transfer Agency Agreement, dated June 5, 1995, is filed herewith as Exhibit
                                        (g)(v), File No. 811-5954.

                              (vi) Shareholder Service Agreement between Registrant and Schwab, dated May 1, 1993, is incorporated herein by reference to Exhibit (8)(h), File No. 811-5954, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vii) Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to above, is incorporated herein by reference to Exhibit (8)(i), File No. 811-5954, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.


                              (viii) Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab dated October 1, 2007, is incorporated herein as Exhibit
                                        (g)(viii), File No. 811-5954, of
                                        Post-Effective Amendment no. 68 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 29, 2008.


      (h)   Other                       Inapplicable.
            Material
            Contracts


      (i)   Legal                       Opinion of Counsel is electronically
            Opinion                     filed herewith as Exhibit (i), File
                                        No. 811-5954



      (j)   Other                       Independent Registered Public Accounting
            Opinion                     Firm's Consent is electronically filed
                                        herewith as Exhibit (j), File No.
                                        811-5954.

      (k)   Omitted                     Inapplicable.
            Financial
            Statements

      (l)   Initial Capital   (i)       Purchase Agreement between Registrant
            Agreements                  and Schwab relating to the Schwab U.S.
                                        Treasury Money Fund is incorporated
                                        herein by reference to Exhibit (13)(a),
                                        File No. 811-5954, of Post-Effective
                                        Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 14,
                                        1998.

                              (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b), File No. 811-5954, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated herein by reference to Exhibit (13)(c), File No. 811-5954, of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                              (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d), File No. 811-5954, of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                              (v) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(e), File No. 811-5954, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f), File No. 811-5954, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954, to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i), File No. 811-5954, of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                              (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j), File No. 811-5954, of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                              (x) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated herein by reference to Exhibit (13)(k), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                              (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954, of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (xii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares(R) is incorporated herein by reference to Exhibit (l)(xiii), File No. 811-5954, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A was electronically filed on February 24, 2003.

                              (xiii) Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts Municipal Money Fund is incorporated herein by reference to Exhibit (l)(xiv), File No. 811-5954, of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, was electronically filed on May 8, 2003.

                              (xiv) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund - Institutional Shares and Select Shares is incorporated herein by reference to Exhibit (l)(xv), File No. 811-5954, of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                              (xv) Purchase Agreement between Registrant and Schwab relating to the Schwab Cash Reserves -- Sweep Shares and Schwab Advisor Cash Reserves -- Sweep Shares and Premier Sweep Shares is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-5954, of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.


                              (xvi) Purchase Agreement between Registrant and Schwab relating to the Schwab California AMT Tax-Free Money Fund -- Value Advantage Shares is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.


      (m)   Rule 12-b1                  Inapplicable.
            Plan

      (n)   Rule 18f-3        (i)       Amended and Restated Multiple Class
            Plan                        Plan, dated May 24, 2006, is
                                        incorporated herein by reference to
                                        Exhibit (o)(i), File No. 811-5954, of
                                        Post-Effective Amendment No. 63 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        September 27, 2006.


                              (ii) Schedule A of the Amended and Restated Multiple Class Plan dated October 1, 2007, is incorporated herein by reference to Exhibit (o)(ii), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.


      (o)   Reserved


      (p)   Code of           (i)       Code of Ethics adopted by Registrant,
            Ethics                      the Investment Adviser and Schwab, dated
                                        February 25, 2008, is incorporated
                                        herein by reference to Exhibit (q), File
                                        No. 811-5954, of Post-Effective
                                        Amendment no. 68 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 29,
                                        2008.

      (q)   Power of          (i)       Power of Attorney executed by Mariann
            Attorney                    Byerwalter, dated January 8, 2008, is
                                        incorporated herein by reference to
                                        Exhibit (q)(i), File No. 811-5954, of
                                        Post-Effective Amendment no. 68 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 29, 2008.



                              (ii) Power of Attorney executed by William A. Hasler, dated January 15, 2008, is filed herein as Exhibit (q)(ii), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.


                              (iii) Power of Attorney executed by Donald F. Dorward, dated August 27, 2007, is incorporated herein by reference to Exhibit (q)(iii), File No. 811-5954, of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A, electronically filed on September 28, 2007.

                              (iv) Power of Attorney executed by Robert G. Holmes, dated August 27, 2007, is incorporated herein by reference to Exhibit (q)(iv), File No. 811-5954, of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A, electronically filed on September 28, 2007.


                              (v) Power of Attorney executed by Donald R. Stephens, dated January 23, 2008, is incorporated herein by reference to Exhibit (q)(v), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.



                              (vi) Power of Attorney executed by Michael W. Wilsey, dated January 14, 2008, is incorporated herein by reference to Exhibit (q)(vi), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.



                              (vii) Power of Attorney executed by Gerald B. Smith, dated January 16, 2008, is incorporated herein by reference to Exhibit (q)(vii), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.



                              (viii) Power of Attorney executed by Charles R. Schwab, dated January 14, 2008, is incorporated herein by reference to Exhibit (q)(viii), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.

                              (ix) Power of Attorney executed by Randall W. Merk, dated January 4, 2008, is incorporated herein by reference to Exhibit (q)(ix), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.



                              (x) Power of Attorney executed by George Pereira, dated January 3, 2008, is incorporated herein by reference to Exhibit (q)(x), File No. 811-595, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.



                              (xi) Power of Attorney executed by Walter W. Bettinger, II, dated January 4, 2008, is incorporated herein by reference to Exhibit (q)(xi), File No. 811-5954.



                              (xii) Power of Attorney executed by Joseph Wender, dated January 11, 2008, is incorporated herein by reference to Exhibit (q)(xii), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.



                              (xiii) Power of Attorney executed by John F. Cogan, dated January 10, 2008, is incorporated herein by reference to Exhibit (q)(xiii), File No. 811-5954, of Post-Effective Amendment no. 68 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 29, 2008.


Item 24.    Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Adviser; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant. The Investment Adviser and Schwab are both wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Adviser and Schwab.

Item 25.    Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.    Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Insurance Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position         Name of Other Company              Capacity
with Adviser
-------------------------------------------------------------------------------
Charles R. Schwab,   Charles Schwab & Co., Inc.       Chairman and Chief
Chairman                                              Executive Officer

                     The Charles Schwab Bank, N.A.    Chairman, Director

                     The Charles Schwab Corporation   Chairman, Chief
                                                      Executive Officer

                     Schwab Holdings, Inc.            Chief Executive Officer

                     Schwab International Holdings,   Chairman and Chief
                     Inc.                             Executive Officer

                     Schwab (SIS) Holdings, Inc. I    Chairman and Chief
                                                      Executive Officer

                     Charles Schwab Holdings (UK)     Chairman

Name and Position         Name of Other Company              Capacity
with Adviser
--------------------------------------------------------------------------------
                     United States Trust Company of   Chairman, Director
                     New York

                     U.S. Trust Company               Chairman, Director

                     U.S. Trust Corporation           Chairman, Director

                     All Kinds of Minds               Director

                     Charles and Helen Schwab         Director
                     Foundation

                     Stanford University              Trustee

Randall W. Merk      Charles Schwab & Co., Inc.       Executive Vice
Director, President                                   President
and Chief Executive
Officer

                     Laudus Trust                     Trustee
                     Laudus Institutional Trust

                     Excelsior Funds Inc.             Trustee
                     Excelsior Tax-Exempt Funds, Inc.
                     Excelsior Funds Trust

                     Charles Schwab Worldwide Funds,  Director
                     PLC

                     Charles Schwab Asset Management  Director
                     (Ireland) Limited

Koji E. Felton,      Charles Schwab & Co., Inc.       Senior Vice President,
Senior Vice                                           Deputy General Counsel
President, Chief
Counsel and
Corporate Secretary
                     Laudus Trust                     Chief Legal Officer
                     Laudus Institutional Trust
                     Excelsior Funds Inc.             Chief Legal Officer
                     Excelsior Tax-Exempt Funds, Inc. and Secretary
                     Excelsior Funds Trust

Randall Fillmore,    Charles Schwab Investment        Senior Vice President
Chief Compliance     Management, Inc.                 and Chief Compliance
Officer                                               Officer

                     Charles Schwab & Co., Inc.       Senior Vice President

                     Laudus Trust                     Chief Compliance
                     Laudus Institutional Trust       Officer

Name and Position         Name of Other Company              Capacity
with Adviser
--------------------------------------------------------------------------------
                     Excelsior Funds Inc.             Chief Compliance
                     Excelsior Tax-Exempt Funds, Inc. Officer
                     Excelsior Funds Trust

Kimon P. Daifotis,
Senior Vice
President and Chief
Investment Officer,
Fixed Income

Jeffrey M. Mortimer, Laudus Trust                     Vice President and
Senior Vice          Laudus Institutional Trust       Chief Investment
President and Chief                                   Officer
Investment Officer,
Equities

George Pereira,      Laudus Trust                     Chief Financial Officer
Senior Vice          Laudus Institutional Trust
President and Chief
Financial Officer
                     Excelsior Funds Inc.             Chief Financial
                     Excelsior Tax-Exempt Funds, Inc. Officer and Chief
                     Excelsior Funds Trust            Accounting Officer
                     Mutual Fund Division, UST        Chief Financial Officer
                     Advisers, Inc.

                     Charles Schwab Worldwide Funds,  Director
                     PLC

                     Charles Schwab Asset Management  Director
                     (Ireland) Limited

Item 27.    Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

Name              Position and Offices with the        Position and
                  Underwriter                          Offices with the Fund
--------------------------------------------------------------------------------
Charles R. Schwab Chairman and Chief Executive Officer Chairman and Trustee

Walt Bettinger    President and Chief Operating        Trustee
                  Officer

Joseph Martinetto Executive Vice President and Chief   None
                  Financial Officer

Carrie Dwyer      Executive Vice President, Corporate  None
                  Oversight

Bryce Lensing     Executive Vice President, Risk
                  Management

Name              Position and Offices with the        Position and
                  Underwriter                          Offices with the Fund
--------------------------------------------------------------------------------
Randall W. Merk   Executive Vice President             President and Chief
                                                       Executive Officer

Jan Hier King     Executive Vice President, Human      None
                  Resources

Gideon Sasson     Executive Vice President, Chief      None
                  Information Officer

Becky Saeger      Executive Vice President, Chief      None
                  Marketing Officer

Maurisa           Executive Vice President, Schwab     None
Sommerfield       Operations

Koji E. Felton    Senior Vice President, Deputy        Chief Legal
                  General Counsel                      Officer and Secretary

Randall Fillmore  Senior Vice President                Chief Compliance Officer

            (c)  None.

Item 28.    Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; or Registrant's Custodian and Registrant's Fund
Accountants: State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (ledgers, receipts and brokerage orders).

Item 29.    Management Services.

Not applicable.

Item 30.    Undertakings.

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 69 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 29th day of April, 2008.

                        THE CHARLES SCHWAB FAMILY OF FUNDS
                        Registrant

                        Charles R. Schwab*
                        Charles R. Schwab, Chairman and Trustee


      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 29th day of April, 2008.


Signature                                    Title
Charles R. Schwab*                           Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*                     Trustee
Walter W. Bettinger, II

Mariann Byerwalter*                          Trustee
Mariann Byerwalter

John F. Cogan*                               Trustee
John F. Cogan

William A. Hasler*                           Trustee
William A. Hasler

Gerald B. Smith*                             Trustee
Gerald B. Smith

Donald R. Stephens*                          Trustee
Donald R. Stephens

Joseph H. Wender*                            Trustee
Joseph H. Wender

Michael W. Wilsey*                           Trustee
Michael W. Wilsey

Randall W. Merk*                             President and Chief Executive
Randall W. Merk                              Officer

George Pereira*                              Treasurer and Principal Financial
George Pereira                               Officer


*By:  /s/ Timothy W. Levin
      Timothy W. Levin, Attorney-in-Fact
      Pursuant to Power of Attorney

                                  EXHIBIT INDEX


EXH. NO.    DOCUMENT
(d)(vi)     Schedule A to the Investment Advisory Agreement
(d)(x)      Undertaking Letter Agreement
(x)(ii)     Schedule A to the Expense Limitation Agreement
(i)         Opinion Counsel
(j)         Independent Registered Public Accounting Firm's Consent